UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08738
                                                     --------------

                         ATLANTIC WHITEHALL FUNDS TRUST
              ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                        50 Rockefeller Plaza, 15th Floor
                               NEW YORK, NY 10020
              ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Gabrielle Bailey
                    Atlantic Trust Private Wealth Management
                              50 Rockefeller Plaza
                                   15th Floor
                               NEW YORK, NY 10020
              ---------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (212) 655-7022
                                                          -----------------

                      Date of fiscal year end: NOVEMBER 30
                                             --------------------

                   Date of reporting period: NOVEMBER 30, 2005
                                            ---------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                     ATLANTIC WHITEHALL FUNDS

Atlantic Whitehall Growth Fund
Atlantic Whitehall Mid-Cap Growth Fund
Atlantic Whitehall Multi-Cap Global Value Fund
Atlantic Whitehall International Fund

Atlantic Whitehall Funds Trust
Annual Report
November 30, 2005

               This report is for the information of the shareholders of Atlantic Whitehall Funds Trust. Its use in connection with any offering of the Trust's shares is authorized only in the case of a concurrent or prior delivery of the Trust's current prospectus.

                         ATLANTIC WHITEHALL FUNDS TRUST

--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to submit this Annual Report for the Atlantic Whitehall Funds for the period ended November 30, 2005.

Despite all the twist and turns, the past twelve months can be characterized as a year of "book ends." Between the months of December last year (+3.4%) and November this year (+3.8%), the Standard & Poor's 500 Stock Index (the "S&P 500") generated very little net movement. Happily, a year-end rally emerged in November helping the S&P 500 produce a total return including dividends of +8.4% for this fiscal year period.

Considering the headwinds we encountered from surging energy prices, the Gulf Coast hurricanes and rising short term interest rates; this performance was encouraging. Persistent levels of above average economic activity coupled with another year of double-digit corporate earnings growth were the critical drivers.

The equity markets outside the U.S. generated surprisingly strong returns despite the rally in the U.S. dollar over the past year. The MSCI Europe, Australia, and Far East Index (MSCI EAFE Index), a broad measure of the major developed markets outside the U.S., generated a total return of +13.3% during the twelve months ended November 30.

Our objective is not to be optimistic or pessimistic, but realistic. The reality is investors appear to have become more risk averse due to rising uncertainty about the future course of events. This can be seen in the most popular method of valuing the stock market, the price-earnings (P/E) ratio, which has dipped over the past year from 17.5x to 15x for the typical blue chip company despite strong earnings growth.

Caution can be a precursor to future favorable market action, since low expectations are easier to surpass. If some of the issues confronting the market should turn out better than feared, we believe stock prices would respond favorably. As we see it, the three major issues feeding uncertainty are energy prices, the housing market and most importantly Federal Reserve Board (the "Fed") monetary policy.

Our analysis leads us to believe that some relief may be in sight on energy prices; the housing market is getting softer but a "bursting bubble" scenario is unlikely; and the Fed is likely to raise short-term interest rates only moderately higher from current levels. Thus, we believe there is ample opportunity for favorable resolution of these concerns.

Organizationally, we made some changes to the Atlantic Whitehall Funds during the past year. As stated in our Semi-annual Report, we liquidated and dissolved the Atlantic Whitehall Balanced Fund and the Atlantic Whitehall Income Fund on March 30, 2005. Both funds were operating at asset levels below the level required to efficiently serve their shareholders. Therefore, upon receiving approval from the Board, we closed these funds. On December 1, 2005, we opened a new portfolio, the Atlantic Whitehall Equity Income Fund. Please contact your Atlantic Trust representative or call the fund information center for additional information on this offering.

I am also pleased to announce that management has recommended to the Board that Jeffrey S. Thomas assume responsibilities as President of the Atlantic Whitehall Funds. Jeff is the current Chief Investment Officer for the Atlantic Trust
Private Wealth Management Division and has served the Atlantic Trust organization for over 19 years. We are delighted to have Jeff's experience and leadership in serving our shareholders.

The following pages of this report contain information that can help you monitor your investment. You will find details about your fund's performance return and investment holdings, as well as data and analysis that provide insight into the market conditions affecting the fund's performance.

If you have any questions concerning your investment, please contact the Atlantic Whitehall Funds Information Center at 1-800-994-2533. Also, you may access additional fund information through our Web site at www.atlanticwhitehallfunds.com. Thank you for investing in Atlantic Whitehall Funds.

Sincerely,

/S/ WILLIAM E. RANKIN
William E. Rankin, CFA
President
Atlantic Whitehall Funds

MANAGEMENT'S DISCUSSION AND ANALYSIS
ATLANTIC WHITEHALL FUNDS TRUST
--------------------------------------------------------------------------------

ATLANTIC WHITEHALL GROWTH FUND

The Atlantic Whitehall Growth Fund Institutional Class returned 7.45% for the one-year period ended November 30, 2005. The Distributor Class of the Fund returned 7.19% over the same period. In comparison, the S&P 500 Index was up 8.44% for the same period.

Positive contributors to performance were found in Health Care, Energy and Financial Services. The largest contributing sector was Health Care, representing the largest holding allocation of the Fund at 15.64%. Within Health Care, the groups with the strongest performance over the 12-month period were Managed Care (+47%) and Health Care Services (+43%). Companies that provided the majority of the gains were UnitedHealth Group, Inc.; Aetna, Inc.; and WellPoint, Inc.; each up in the 40% to 55% range. In the Pharmaceutical sector we saw very strong results from Teva Pharmaceuticals Industries, Ltd. which gained just over 50% for the period.

Our Energy holdings, representing almost 9% of the Fund, had a very strong year leveraging rising commodities prices into accretive gains for the Fund. The Fund's position in Oil & Gas Services produced strong returns as all of the holdings in the sector performed well. Burlington Resources, Inc. (+69%), Apache Corp. (+21%), BP PLC (+11%) and Schlumberger, Ltd. (+48%) contributed 0.74%, 0.47%, 0.25% and 0.74% of absolute gains, respectively.

Financials Services and Insurance, representing over 13% of the Fund, was also a strong contributor to the Fund for the period. Holdings in Goldman Sachs Group, Inc. and AFLAC, Inc. produced solid returns, as both stock prices appreciated over 24% and contributed 0.28% & 0.26% performance to the fund, respectively. Diversified Financial Services enjoyed a nice rebound in 2005, as investors seem to have a more positive view of the group, possibly anticipating a 'near end' to the Fed Funds tightening is in sight. Citigroup Inc. returned almost 13% for the fiscal year and added 0.30% in absolute gains.

The two sectors that detracted from performance were Telecommunication Service (down 18%), and Consumer Discretionary which lost nearly 8% for the period. Our Telecommunication position in Vodafone Group PLC accounted for all of that loss. In Consumer Discretionary, negative performance was led by losses in eBay, Inc. (down 40% prior to closing the position) and a weak Media group. In Media, losses can be primarily attributed to Broadcast & Cable TV, where the Fund's 4% position in Comcast Corp. and Liberty Media Corp. lost over 12% for the fiscal year and detracted over 0.50% from the Fund's overall performance.

Relative valuation of large capitalization growth stocks are at multiyear lows. Balance sheets of our portfolio companies remain strong and we expect continued solid earnings growth. A combination of solid fundamentals and ample room for upward multiple revisions leads us to believe this is an extremely attractive part of the stock market and is likely to set the stage for solid performance in 2006.

                                DISTRIBUTOR CLASS
                                GROWTH OF $10,000

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS

            ATLANTIC WHITEHALL
               GROWTH FUND,
            DISTRIBUTOR CLASS            S&P 500
Feb-95           $10,000.00            $10,000.00
Nov-95           $12,970.00            $13,153.00
Nov-96           $16,162.00            $16,816.00
Nov-97           $20,151.00            $21,609.00
Nov-98           $23,751.00            $26,726.00
Nov-99           $34,317.00            $32,309.00
Nov-00           $34,991.00            $30,942.00
Nov-01           $31,966.00            $27,164.00
Nov-02           $25,375.00            $22,679.00
Nov-03           $29,270.00            $26,099.00
Nov-04           $29,026.00            $29,453.00
Nov-05           $31,113.00            $31,939.00


This chart compares a $10,000 investment made in Distributor Class Shares of the Fund on its inception date to a hypothetical $10,000 investment made in the index for that Fund (S&P 500) on that date. All dividends and capital gains are reinvested. Indices are unmanaged and investors cannot invest in them. Further information relating to the Fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report.

--------------------------------------------------------------------------------
                         ATLANTIC WHITEHALL GROWTH FUND
                                DISTRIBUTOR CLASS
                           AVERAGE ANNUAL TOTAL RETURN
                            AS OF NOVEMBER 30, 2005*
--------------------------------------------------------------------------------
1 YEAR                            5 YEAR                                 10 YEAR
--------------------------------------------------------------------------------
 7.19%                            (2.32)%                                  9.14%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         ATLANTIC WHITEHALL GROWTH FUND
                               INSTITUTIONAL CLASS
                           AVERAGE ANNUAL TOTAL RETURN
                            AS OF NOVEMBER 30, 2005*
--------------------------------------------------------------------------------
                                                                SINCE INCEPTION
1 YEAR                            5 YEAR                           (8/20/03)
--------------------------------------------------------------------------------
 7.45%                              N/A                              5.71%
--------------------------------------------------------------------------------

*     Without certain fee waivers, returns would have been lower.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL THE ATLANTIC WHITEHALL FUNDS INFORMATION LINE AT 800-994-2533. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

MANAGEMENT'S DISCUSSION AND ANALYSIS
ATLANTIC WHITEHALL FUNDS TRUST
--------------------------------------------------------------------------------

ATLANTIC  WHITEHALL MID-CAP GROWTH FUND

The Atlantic Whitehall Mid-Cap Growth Fund, Institutional Class had a total return of 9.77% for the fiscal year-ended November 30, 2005. In comparison, the Russell Mid-Cap Growth Index (the "Russell Index") returned 16.20% over the same period.

Much of the advance in the Russell Index was generated by lower quality names within the index, with high quality companies showing solid, but underperformance. We continue to manage our portfolio with a dedication to companies with solid fundamentals and strong earnings growth and believe that over time this strategy will offer our shareholders attractive returns with measured risk.

We achieved strong performance returns in Food and Beverage, Oil & Gas Exploration & Production and Industrial securities. The single largest contributor was Whole Foods Market, Inc. (Food and Beverage) as the 2.50% position returned 63.66% and contributed 1.37% of absolute performance for the fiscal year. All the Energy holdings had a very strong year leveraging rising and volatile commodities prices. The Fund's position in Oil & Gas Exploration & Production also had a strong year. All of the holdings in the group performed well, as Chesapeake Energy Corp. (+62%), Devon Energy Corp. (+32%) and XTO Energy, Inc. (+50%) contributed 0.65%, 0.25% and 1.17% of absolute gains, respectively. Arch Coal, Inc. also provided solid gains, returning over 40% on a 0.50% position. The Industrials sector, also a main contributor to performance, gained nearly 25% for the period. Holdings in transportation performed very well, as C.H. Robinson Worldwide, Inc. (Air Freight & Logistics) and Knight Transportation, Inc. (Trucking) had very positive returns, returning over 50% and 30% and contributed 0.50% and 0.40%, respectively.

Two sectors that detracted from performance for the year were Financials (-9%), led by the negative impact of Capital Markets (Investors Financial Services Corp., down 22%) and Consumer Finance (First Marblehead Corp., down 40%). Basic Materials also had a negative impact, as the slight 1.70% allocation lost nearly 6% for the period (Nalco Holdings Co., down 12.53%).

We believe the outlook for mid cap growth stocks remains good, and have seen with double digit earnings gains forecasted for many companies in our portfolio. As evidence of the portfolio's quality, these estimates have been raised in the last six months whereas estimates for the benchmark as a whole have declined. We feel that valuations remain quite reasonable, and are hopeful of another year of good price appreciation.

                                GROWTH OF $10,000

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS

            ATLANTIC WHITEHALL
            MID-CAP GROWTH FUND,    RUSSELL MID-CAP
            INSTITUTIONAL CLASS      GROWTH INDEX
Mar-04         $10,000.00             $10,000.00
Nov-04         $10,650.00             $10,491.00
Nov-05         $11,690.00             $12,190.00

This chart compares a $10,000 investment made in the Fund on its inception date to a hypothetical $10,000 investment made in the index for that Fund (Russell Index) on that date. All dividends and capital gains are reinvested. Indices are unmanaged and investors cannot invest in them. Further information relating to the Fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report.

--------------------------------------------------------------------------------
                     ATLANTIC WHITEHALL MID-CAP GROWTH FUND
                               INSTITUTIONAL CLASS
                                  TOTAL RETURN
                             AS OF NOVEMBER 30, 2005
--------------------------------------------------------------------------------
                                                                SINCE INCEPTION
1 YEAR                            5 YEAR                           (3/1/04)
--------------------------------------------------------------------------------
 9.77%                             N/A                               9.33%
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL THE ATLANTIC WHITEHALL FUNDS INFORMATION LINE AT 800-994-2533. THE FUND INVESTS IN MID-SIZED COMPANIES WHICH MAY INVOLVE GREATER RISK AND MORE ABRUPT PRICE FLUCTUATIONS THAN INVESTMENTS MADE IN LARGER COMPANIES. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

MANAGEMENT'S DISCUSSION AND ANALYSIS
ATLANTIC WHITEHALL FUNDS TRUST
--------------------------------------------------------------------------------

ATLANTIC WHITEHALL MULTI-CAP GLOBAL VALUE FUND

For the fiscal year ended November 30, 2005, the Atlantic Whitehall Multi-Cap Global Value Fund, Institutional Class had a total return of 8.91% as compared to the MSCI World Index, which had a total return of 11.20% net dividends during the same period. While the strength of the U.S. dollar against most major currencies had a negative impact on the Fund's return, we believe the majority of the Fund's underperformance was attributable to its lack of exposure to two best performing sectors namely Energy and Utilities.

The Energy sector, which represented about 8% at the beginning of the reporting period, contributed to about 20% of the MSCI World Index's return during the past 12 months. We have not followed the market in chasing energy companies. In fact, we have not invested in oil and gas or base metal companies because we do not believe that we can accurately predict the future prices of the underlying commodities, or have convictions on where the commodity prices are going over the long term. We believe that the laws of economics will hold. Specifically, supply and demand, which has proven to be inelastic for commodities in the short term, has proven to be very elastic in the long term.

In addition to energy companies, we have also shied away from investments in utility companies. We feel that these companies lack a superior growth profile to the market. The strong performance of utility companies during the fiscal year was driven by the market's thirst for yields.

The investment discipline we have applied for over 24 years has not been based on chasing yields or speculating which direction commodity prices will go. Instead, our investment discipline is focused entirely on investing your money in businesses with capable management teams, superior growth prospects, and defendable barriers to entry, where we have a proprietary long-term view. Sometimes this focused discipline results in us being out of step with equity markets on a shorter-term basis, as we have been recently. However, the long-term performance of the Fund is our main focus.

Cemex S.A. de C.V. had the biggest positive contribution to the Fund's performance. The acquisition of U.K.-based RMC Group PLC in 2004 not only enabled Cemex to extract synergy, it also reinforced Cemex's global positioning by extending its reach to Europe, home market for its two largest competitors - Holcim in Switzerland and Lafarge in France. Although the stock price of Cemex had a strong run during the past 12 months, we believe that the company will continue to grow its long-term intrinsic value in the future.

Electronics retailer RadioShack Corp. was your Fund's leading detractor. Wireless sales fell at company stores led by declining results for Verizon Wireless phones after the two companies ended a resale agreement. RadioShack's chief executive said the company faced an uncertain fourth quarter as it relates to wireless. By the end of the year we had reduced our position in RadioShack as our view of the future prospects of the business became more uncertain.

In general, the buy and sell decisions that took place during the past year was primarily driven by our discipline of constantly upgrading the growth prospect of the overall portfolio, by replacing the less attractive business ideas with more attractive ones.

In a market that continues to focus increasingly on short-term results, we continue to believe that shareholders will benefit from maintaining a long-term investment perspective. While we can never promise or predict performance, we pledge to adhere to our discipline of being business people who buy businesses and to continuously strive to upgrade the quality of the Fund's portfolio. Meanwhile, we thank you for choosing to invest with us and for sharing our long-term investment perspective.

                                GROWTH OF $10,000

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS

                 ATLANTIC WHITEHALL
             MULTI-CAP GLOBAL VALUE FUND,             MSCI WORLD
                 INSTITUTIONAL CLASS                 NDTR_D INDEX
March-04             $10,000.00                      $10,000.00
Nov-04               $10,400.00                      $10,696.00
Nov-05               $11,327.00                      $11,894.00

This chart compares a $10,000 investment made in the Fund on its inception date to a hypothetical $10,000 investment made in the index for that Fund (MSCI World NDTR_D Index) on that date. All dividends and capital gains are reinvested. Indices are unmanaged and investors cannot invest in them. Further information relating to the Fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report.

--------------------------------------------------------------------------------
                 ATLANTIC WHITEHALL MULTI-CAP GLOBAL VALUE FUND
                               INSTITUTIONAL CLASS
                                  TOTAL RETURN
                            AS OF NOVEMBER 30, 2005*
--------------------------------------------------------------------------------
                                                                SINCE INCEPTION
1 YEAR                            5 YEAR                           (3/1/04)
--------------------------------------------------------------------------------
 8.91%                              N/A                              7.38%
--------------------------------------------------------------------------------

*     Without certain fee waivers, returns would have been lower.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL THE ATLANTIC WHITEHALL FUNDS INFORMATION LINE AT 800-994-2533. THE FUND IS SUBJECT TO RISKS OF INTERNATIONAL INVESTING. THE RISKS OF INTERNATIONAL INVESTING INCLUDE BUT ARE NOT LIMITED TO CURRENCY EXCHANGE RATE VOLATILITY, POLITICAL, SOCIAL OR ECONOMIC INSTABILITY, AND DIFFERENCES IN TAXATION, AUDITING AND OTHER FINANCIAL PRACTICES. THE FUND INVESTS IN EMERGING MARKET SECURITIES THAT PRESENT EVEN GREATER EXPOSURE TO THESE SAME RISKS. STOCK MARKETS IN EMERGING MARKET COUNTRIES ALSO TEND TO BE MUCH MORE VOLATILE DUE TO THEIR RELATIVE IMMATURITY AND PERIODS OF INSTABILITY. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

MANAGEMENT'S DISCUSSION AND ANALYSIS
ATLANTIC WHITEHALL FUNDS TRUST
--------------------------------------------------------------------------------

ATLANTIC WHITEHALL INTERNATIONAL FUND

For  the  fiscal  year  ended   November  30,  2005,   the  Atlantic   Whitehall
International Fund, Institutional Class had a total return of 9.96%. In comparison, the benchmark MSCI EAFE Index returned 13.25% for the same period.

Foreign equities, continuing the trend of the past few years, significantly outperformed the S&P 500 (+8.44%) during this fiscal year period. Although we captured the bulk of the upside in the market during the period, we trailed the benchmark. Macroeconomic factors in energy, monetary policy, and currencies have been the key drivers of performance over the past year, with smaller capitalization and emerging market stocks the primary beneficiaries.

During the year, security selection was a drag on relative performance, especially in the UK and Japan. Security selection in some of the smaller countries in Europe, including Switzerland, Norway and the Netherlands, were positive contributors over the year. From a sector perspective, selection in the energy and telecommunication services sectors contributed positively to results while holdings in the consumer discretionary and consumer staples sectors were a drag on performance during the period. The performance in the portfolio has been negatively impacted by the strength in lower quality and smaller capitalization issues which are not favored by our investment process. We continue to favor higher quality, financially strong companies and remain confident that these are the companies that will be rewarded over the long term.

We anticipate fairly muted returns from foreign equities in 2006. In spite of a reasonably healthy global economic climate overall, continued upward pressure on interest rates by the world's central banks will likely cause further deceleration in the rate of economic growth next year. This could prove challenging for market sentiment given the almost unprecedented gains achieved in overseas markets in recent years. In terms of relative value, non-U.S. equities in most sectors of the market continue to look attractive versus their U.S. counterparts. Finally, many of the financially stable, well-established companies favored by us look especially interesting currently due to the significant bias in favor of higher-risk areas of the market of late.

                                GROWTH OF $10,000

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS

                 ATLANTIC WHITEHALL
                 INTERNATIONAL FUND,
                 INSTITUTIONAL CLASS           MSCI EAFE INDEX
09/05/03             $10000.00                  $10000.00
Nov-03               $10550.00                  $11194.00
Nov-04               $13069.00                  $13902.00
Nov-05               $14371.00                  $15742.00

This chart compares a $10,000 investment made in the Fund on its inception date to a hypothetical $10,000 investment made in the index for that Fund (MSCI EAFE Index) on that date. All dividends and capital gains are reinvested. Indices are unmanaged and investors cannot invest in them. Further information relating to the Fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report.

--------------------------------------------------------------------------------
                      ATLANTIC WHITEHALL INTERNATIONAL FUND
                               INSTITUTIONAL CLASS
                                  TOTAL RETURN
                             AS OF NOVEMBER 30, 2005
--------------------------------------------------------------------------------
                                                                SINCE INCEPTION
1 YEAR                            5 YEAR                           (9/5/03)
--------------------------------------------------------------------------------
 9.96%                              N/A                              17.59%
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL THE ATLANTIC WHITEHALL FUNDS INFORMATION LINE AT 800-994-2533. THE FUND IS SUBJECT TO RISKS OF INTERNATIONAL INVESTING. THE RISKS OF INTERNATIONAL INVESTING INCLUDE BUT ARE NOT LIMITED TO CURRENCY EXCHANGE RATE VOLATILITY, POLITICAL, SOCIAL OR ECONOMIC INSTABILITY, AND DIFFERENCES IN TAXATION, AUDITING AND OTHER FINANCIAL PRACTICES. THE FUND INVESTS IN EMERGING MARKET SECURITIES THAT PRESENT EVEN GREATER EXPOSURE TO THESE SAME RISKS. STOCK MARKETS IN EMERGING MARKET COUNTRIES ALSO TEND TO BE MUCH MORE VOLATILE DUE TO THEIR RELATIVE IMMATURITY AND PERIODS OF INSTABILITY. THE TABLE DOES NOT REFLECT THE DEDUCTIONS OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

ATLANTIC WHITEHALL FUNDS TRUST
GROWTH FUND
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005
--------------------------------------------------------------------------------

    SHARES                                                           VALUE
    ------                                                           -----

COMMON STOCKS - 100.09%
             AEROSPACE/DEFENSE - 1.07%
    15,030   United Technologies Corp. ......................   $      809,215
                                                                --------------
             DIVERSIFIED MANUFACTURING - 6.33%
    21,555   3M Co ..........................................        1,691,636
    86,540   General Electric Co. ...........................        3,091,209
                                                                --------------
                                                                     4,782,845
                                                                --------------
             FINANCIAL SERVICES - 11.13%
    22,640   American Express Co. ...........................        1,164,149
    36,415   Citigroup, Inc. ................................        1,767,948
     7,550   Goldman Sachs Group, Inc. (The) ................          973,648
    18,850   Paychex, Inc. ..................................          799,428
    41,785   SLM Corp. ......................................        2,195,802
    24,170   Wells Fargo & Co. ..............................        1,519,085
                                                                --------------
                                                                     8,420,060
                                                                --------------
             FOOD AND BEVERAGE - 3.59%
    33,800   PepsiCo, Inc. ..................................        2,000,960
    22,050   Sysco Corp. ....................................          712,656
                                                                --------------
                                                                     2,713,616
                                                                --------------
             HEALTH CARE SERVICES & EQUIPMENT - 15.64%
    21,495   Aetna, Inc. ....................................        1,988,072
    45,085   Caremark Rx, Inc.* .............................        2,316,918
    41,545   Medtronic, Inc. ................................        2,308,656
    45,000   UnitedHealth Group, Inc. .......................        2,693,700
    15,740   WellPoint, Inc.* ...............................        1,209,304
    20,970   Zimmer Holdings, Inc.* .........................        1,314,190
                                                                --------------
                                                                    11,830,840
                                                                --------------
             HOTELS - 0.94%
    10,940   Mariott International, Inc., Class A ...........          706,833
                                                                --------------
             HOUSEHOLD PRODUCTS - 2.15%
    28,400   Procter & Gamble Co. (The) .....................        1,624,196
                                                                --------------
             INSURANCE - 2.37%
    16,175   AFLAC, Inc. ....................................          776,400
    15,165   American International Group, Inc. .............        1,018,178
                                                                --------------
                                                                     1,794,578
                                                                --------------
             LEISURE & ENTERTAINMENT - 0.77%
    10,720   Carnival Corp. .................................          584,133
                                                                --------------
             MULTIMEDIA - 3.72%
    78,568   Comcast Corp., Class A* ........................        2,045,911
   100,025   Liberty Media Corp.* ...........................          768,192
                                                                --------------
                                                                     2,814,103
                                                                --------------
             OIL AND GAS - 8.76%
    28,155   Apache Corp. ...................................        1,837,959
    30,460   BP PLC, SP ADR .................................        2,005,486
    18,300   Burlington Resources, Inc. .....................        1,322,175
    15,200   Schlumberger, Ltd. .............................        1,455,096
                                                                --------------
                                                                     6,620,716
                                                                --------------

    SHARES                                                           VALUE
    ------                                                           -----

             PHARMACEUTICALS - 8.04%
    28,000   Amgen, Inc.* ...................................   $    2,266,040
    34,440   Novartis AG, ADR ...............................        1,804,656
    49,125   Teva Pharmaceutical Industries Ltd., SP ADR ....        2,008,230
                                                                --------------
                                                                     6,078,926
                                                                --------------
             RETAIL - 8.16%
    26,125   CVS Corp. ......................................          705,898
    52,930   Home Depot, Inc. (The) .........................        2,211,415
    34,910   Target Corp. ...................................        1,868,034
    30,400   Walgreen Co. ...................................        1,388,672
                                                                --------------
                                                                     6,174,019
                                                                --------------
             SEMICONDUCTORS - 8.18%
    47,380   Analog Devices, Inc. ...........................        1,796,650
    60,252   Intel Corp. ....................................        1,607,523
    37,480   Maxim Integrated Products, Inc. ................        1,369,894
    42,380   Microchip Technology, Inc. .....................        1,413,797
                                                                --------------
                                                                     6,187,864
                                                                --------------
             TECHNOLOGY - 15.43%
    28,765   Accenture Ltd., Class A ........................          818,077
    26,518   Affiliated Computer Services, Inc., Class A* ...        1,479,174
    30,840   Apple Computer, Inc.* ..........................        2,091,569
    78,165   Cisco Systems, Inc.* ...........................        1,371,014
    31,770   Dell, Inc.* ....................................          958,183
    51,695   EMC Corp./Mass.* ...............................          720,111
    26,535   First Data Corp. ...............................        1,148,170
   111,165   Microsoft Corp. ................................        3,080,382
                                                                --------------
                                                                    11,666,680
                                                                --------------
             TELECOMMUNICATIONS - 2.38%
    15,830   Qualcomm, Inc. .................................          719,790
    50,065   Vodafone Group PLC, SP ADR .....................        1,078,901
                                                                --------------
                                                                     1,798,691
                                                                --------------
             TRANSPORTATION - 1.43%
    13,910   United Parcel Service, Inc., Class B ...........        1,083,589
                                                                --------------
             TOTAL COMMON STOCKS ............................       75,690,904
                                                                --------------
             (Cost $65,260,523)

INVESTMENT COMPANY - 0.35%
   267,202   SSgA Prime Money Market Fund ...................          267,202
                                                                --------------
             TOTAL INVESTMENT COMPANY .......................          267,202
                                                                --------------
             (Cost $267,202)

             TOTAL INVESTMENTS - 100.44% ....................       75,958,106
                                                                --------------
             (Cost $65,527,725)

             LIABILITIES IN EXCESS OF
                OTHER ASSETS - (0.44)% ......................         (332,954)
                                                                --------------
             NET ASSETS - 100.00% ...........................   $   75,625,152
                                                                ==============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - NOVEMBER 30, 2005
--------------------------------------------------------------------------------

*         Non-income producing security
ADR       American Depositary Receipt
PLC       Public Limited Company
SP ADR    Sponsored American Depositary Receipt

                          INDUSTRY CONCENTRATION TABLE:
                             (% of Total Net Assets)

Other Common Stocks .................................................    18.42%
Health Care Services & Equipment ....................................    15.64%
Technology ..........................................................    15.43%
Finance Services ....................................................    11.13%
Oil and Gas .........................................................     8.76%
Semiconductors ......................................................     8.18%
Retail ..............................................................     8.16%
Pharmaceuticals .....................................................     8.04%
Diversified Manufacturing ...........................................     6.33%
Cash and Other Net Assets and Investment Company ....................    (0.09)%
                                                                        ------
Total ...............................................................   100.00%
                                                                        ======

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
MID-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005
--------------------------------------------------------------------------------

    SHARES                                                           VALUE
    ------                                                           -----

COMMON STOCKS - 96.88%
             BASIC MATERIALS - 1.25%
    16,230   Arch Coal, Inc. ................................   $    1,250,359
                                                                --------------
             BUILDING - 1.53%
    13,145   Lennar Corp. ...................................          758,204
    18,740   Pulte Homes, Inc. ..............................          780,146
                                                                --------------
                                                                     1,538,350
                                                                --------------
             CHEMICALS - 1.50%
    53,090   Nalco Holding Co.* .............................          892,974
    24,285   Valspar Corp. (The) ............................          610,767
                                                                --------------
                                                                     1,503,741
                                                                --------------
             COMMERCIAL SERVICES - 5.38%
    21,430   Apollo Group, Inc., Class A* ...................        1,525,816
    14,800   Career Education Corp.* ........................          552,040
    15,235   Corporate Executive Board Co. (The) ............        1,317,980
    16,005   Euronet Worldwide, Inc.* .......................          432,455
    19,560   Stericycle, Inc.* ..............................        1,199,419
    12,310   Universal Technical Institute, Inc.* ...........          373,978
                                                                --------------
                                                                     5,401,688
                                                                --------------
             ELECTRONICS - 2.69%
    13,035   Garmin, Ltd. ...................................          718,228
    10,555   Harman International. ..........................        1,029,113
    28,835   Jabil Circuit, Inc.* ...........................          955,015
                                                                --------------
                                                                     2,702,356
                                                                --------------
             ENTERTAINMENT - 0.83%
    12,210   Harrah's Entertainment, Inc. ...................          831,379
                                                                --------------
             FINANCIAL SERVICES - 7.56%
    19,420   Capital One Financial Corp. ....................        1,613,025
    27,400   CapitalSource, Inc. ............................          654,860
    34,470   CheckFree Corp.* ...............................        1,614,919
    15,005   First Marblehead Corp. (The) ...................          507,169
    17,955   Global Payments, Inc. ..........................          786,070
    28,350   Paychex, Inc. ..................................        1,202,324
    44,040   TCF Financial Corp. ............................        1,209,338
                                                                --------------
                                                                     7,587,705
                                                                --------------
             FOOD AND BEVERAGE - 2.22%
    15,115   Whole Foods Market, Inc. .......................        2,226,137
                                                                --------------
             HEALTH CARE SERVICES & EQUIPMENT - 20.69%
    18,610   Biomet, Inc. ...................................          662,888
    52,290   Caremark Rx, Inc.* .............................        2,687,183
    23,840   Charles River Laboratories International,
                Inc.* .......................................        1,086,150
    32,485   Cytyc Corp.* ...................................          893,662
    37,310   Express Scripts, Inc.* .........................        3,151,203
    14,645   Kinetic Concepts, Inc.* ........................          570,423
    18,510   Kyphon, Inc* ...................................          786,490
    18,405   Laboratory Corp. of America Holdings* ..........          955,036
    42,375   Lincare Holdings, Inc.* ........................        1,819,159
     8,715   Psychiatric Solutions, Inc.* ...................          491,700
    23,870   Quest Diagnostic, Inc. .........................        1,195,648
    30,630   ResMed, Inc.* ..................................        1,249,704
    14,365   Sierra Health Services, Inc.* ..................        1,123,630
    45,695   St. Jude Medical, Inc.* ........................        2,182,850
    20,210   Triad Hospitals, Inc.* .........................          862,159
    26,605   Wellcare Group, Inc* ...........................        1,050,365
                                                                --------------
                                                                    20,768,250
                                                                --------------

    SHARES                                                           VALUE
    ------                                                           -----

             HOTELS - 1.29%
    20,080   Mariott International, Inc., Class A ...........   $    1,297,369
                                                                --------------
             HOUSEHOLD PRODUCTS - 2.18%
     8,770   Alberto-Culver Co. .............................          381,320
     9,880   Fortune Brands, Inc. ...........................          770,245
    11,830   Mohawk Industries, Inc.* .......................        1,040,803
                                                                --------------
                                                                     2,192,368
                                                                --------------
             INDUSTRIAL - 1.54%
    19,405   Danaher Corp. ..................................        1,076,978
    13,960   Donaldson Co., Inc. ............................          466,822
                                                                --------------
                                                                     1,543,800
                                                                --------------
             MULTIMEDIA - 4.76%
    14,535   Getty Images, Inc.* ............................        1,326,900
    18,425   Lamar Advertising Co.* .........................          853,999
    34,855   Univision Communications, Inc., Class A* .......        1,053,667
    31,425   WebEx Communications, Inc.* ....................          748,229
    27,105   XM Satellite Radio Holdings, Inc.* .............          793,092
                                                                --------------
                                                                     4,775,887
                                                                --------------
             OIL & GAS EXPLORATION - 7.99%
    51,585   Chesapeake Energy Corp. ........................        1,493,386
    25,940   Grant Prideco, Inc.* ...........................          995,837
    13,720   Questar Corp. ..................................        1,022,963
    21,310   Weatherford International, Ltd.* ...............        1,481,258
    74,471   XTO Energy, Inc. ...............................        3,030,225
                                                                --------------
                                                                     8,023,669
                                                                --------------
             PHARMACEUTICALS - 0.75%
    14,830   Gilead Sciences, Inc.* .........................          751,733
                                                                --------------
             RESTAURANTS - 0.74%
    32,435   Applebee's International, Inc. .................          743,410
                                                                --------------
             RETAIL - 8.97%
    21,730   Advance Auto Parts, Inc.* ......................          920,048
    10,955   AutoZone, Inc.* ................................          975,652
    36,380   Bed Bath & Beyond, Inc.* .......................        1,551,971
    31,545   Best Buy Co., Inc. .............................        1,521,731
    35,505   Dollar General Corp. ...........................          671,400
    10,335   Liz Claiborne, Inc. ............................          360,485
    32,665   Nordstrom, Inc. ................................        1,204,685
    12,920   PETsMART, Inc. .................................          307,754
    66,555   TJX Companies, Inc. (The) ......................        1,491,498
                                                                --------------
                                                                     9,005,224
                                                                --------------
             SEMICONDUCTORS - 10.09%
    62,085   Altera Corp.* ..................................        1,133,672
    28,845   ATMI, Inc.* ....................................          825,256
    14,055   KLA-Tencor Corp. ...............................          719,475
    26,900   Linear Technology Corp. ........................        1,003,639
    42,035   Maxim Integrated Products, Inc. ................        1,536,379
    54,600   MEMC Electronic Materials, Inc.* ...............        1,221,948
    75,105   Microchip Technology, Inc. .....................        2,505,503
    32,750   NVIDIA Corp.* ..................................        1,184,568
                                                                --------------
                                                                    10,130,440
                                                                --------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
MID-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - NOVEMBER 30, 2005
--------------------------------------------------------------------------------

    SHARES                                                           VALUE
    ------                                                           -----

             TECHNOLOGY - 11.30%
    42,100   Affiliated Computer Services, Inc.
               Class A* .....................................   $    2,348,338
    21,070   Alliance Data Sysems Corp.* ....................          812,670
    45,085   Cognizant Technology Solutions Corp.* ..........        2,190,680
    28,330   Cognos, Inc.* ..................................          950,472
    45,385   Fiserv, Inc.* ..................................        2,065,471
     8,900   Hyperion Solutions Corp.* ......................          471,255
    28,309   Juniper Networks, Inc.* ........................          636,669
    18,240   Network Appliance, Inc.* .......................          531,149
    37,920   Satyam Computer Services Ltd., ADR .............        1,336,301
                                                                --------------
                                                                    11,343,005
                                                                --------------
             TRANSPORTATION - 3.62%
    31,795   C. H. Robinson Worldwide, Inc. .................        1,286,108
    40,777   Knight Transportation, Inc. ....................        1,311,796
    23,970   Landstar System, Inc. ..........................        1,031,669
                                                                --------------
                                                                     3,629,573
                                                                --------------
             TOTAL COMMON STOCKS ............................       97,246,443
                                                                --------------
             (Cost $85,139,434)

INVESTMENT COMPANY - 3.30%
 3,314,106   SSgA Prime Money Market Fund ...................        3,314,106
                                                                --------------
             TOTAL INVESTMENT COMPANY .......................        3,314,106
                                                                --------------
             (Cost $3,314,106)

             TOTAL INVESTMENTS - 100.18% ....................      100,560,549
                                                                --------------
             (Cost $88,453,540)

             LIABILITIES IN EXCESS OF
               OTHER ASSETS - (0.18)% .......................         (175,962)
                                                                --------------
             NET ASSETS - 100.00% ...........................   $  100,384,587
                                                                ==============

----------
*     Non-income producing security
ADR   American Depositary Receipt

                          INDUSTRY CONCENTRATION TABLE:
                             (% of Total Net Assets)

Health Care Services & Equipment ....................................   20.69%
Other Common Stocks .................................................   20.14%
Technology ..........................................................   11.30%
Semiconductors ......................................................   10.09%
Retail ..............................................................    8.97%
Oil & Gas Exploration ...............................................    7.99%
Financial Services ..................................................    7.56%
Commercial Services .................................................    5.38%
Multimedia ..........................................................    4.76%
Cash and Other Net Assets and Investment Company ....................    3.12%
                                                                       ------
Total ...............................................................  100.00%
                                                                       ======

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
MULTI-CAP GLOBAL VALUE FUND
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005
--------------------------------------------------------------------------------

    SHARES                                                           VALUE
    ------                                                           -----

US COMMON STOCKS - 42.41%
             AUTOMOBILE - 0.48%
     1,500   BorgWarner, Inc ................................   $       90,000
                                                                --------------

             BUILDING PRODUCTS - 5.45%
    15,300   Sherwin-Williams Co. (The) .....................          670,752
     5,400   Vulcan Materials Co. ...........................          360,180
                                                                --------------
                                                                     1,030,932
                                                                --------------

             CHEMICALS - 6.58%
    22,500   Engelhard Corp. ................................          663,750
     8,800   Sigma-Aldrich Corp. ............................          581,152
                                                                --------------
                                                                     1,244,902
                                                                --------------

             ENTERTAINMENT - 1.22%
     3,400   Harrah's Entertainment, Inc. ...................          231,506
                                                                --------------

             FINANCIAL SERVICES - 6.28%
    12,000   American Express Co. ...........................          617,040
     9,900   State Street Corp. .............................          571,131
                                                                --------------
                                                                     1,188,171
                                                                --------------

             HEALTH CARE SERVICES & EQUIPMENT - 6.25%
    23,200   IMS Health, Inc. ...............................          567,240
     8,000   WellPoint, Inc.* ...............................          614,640
                                                                --------------
                                                                     1,181,880
                                                                --------------

             MULTIMEDIA - 3.36%
    19,500   Clear Channel Communications, Inc. .............          634,920
                                                                --------------

             RETAIL - 5.39%
    12,600   Costco Wholesale Corp. .........................          629,748
       500   RadioShack Corp. ...............................           11,405
    13,800   Ross Stores, Inc. ..............................          379,500
                                                                --------------
                                                                     1,020,653
                                                                --------------

             SEMICONDUCTORS - 1.14%
    11,800   Altera Corp.* ..................................          215,468
                                                                --------------

             TECHNOLOGY - 6.26%
    21,400   Molex, Inc., Class A ...........................          554,902
    50,100   Oracle Corp.* ..................................          629,757
                                                                --------------
                                                                     1,184,659
                                                                --------------

             TOTAL US COMMON STOCKS .........................        8,023,091
                                                                --------------
             (Cost $7,286,869)

FOREIGN COMMON STOCKS - 62.47%
             AUSTRIA - 0.24%
     1,200   Wienerberger AG + ..............................           45,910
                                                                --------------

             FINLAND - 1.09%
    15,900   Nokian Renkaat Oyj + ...........................          206,810
                                                                --------------

             FRANCE - 4.82%
     9,600   Accor S.A. + ...................................          508,933
     5,000   Sanofi-Aventis S.A. + ..........................          402,121
                                                                --------------
                                                                       911,054
                                                                --------------

             IRELAND - 7.78%
    24,045   Anglo Irish Bank Corp. PLC + ...................          329,741
    28,900   Kerry Group PLC, Class A + .....................          624,631
    10,400   Ryanair Holdings PLC, SP ADR* ..................          518,128
                                                                --------------
                                                                     1,472,500
                                                                --------------


    SHARES                                                           VALUE
    ------                                                           -----

             JAPAN - 5.30%
    11,000   Canon, Inc. + ..................................   $      617,161
     3,500   Nintendo Co., Ltd. + ...........................          384,340
                                                                --------------
                                                                     1,001,501
                                                                --------------

             MEXICO - 12.45%
    18,477   Cemex S.A. de C.V., SP ADR .....................        1,040,255
   121,500   Grupo Modelo, S.A. de C.V., Series C ...........          410,294
    11,400   Grupo Televisia S.A., ADR ......................          905,160
                                                                --------------
                                                                     2,355,709
                                                                --------------

             NETHERLANDS - 3.24%
    43,514   Vedior NV + ....................................          613,647
                                                                --------------

             SWEDEN - 2.81%
   163,500   Telefonaktiebolaget LM Ericsson
                B Shares* + .................................          531,005
                                                                --------------

             SWITZERLAND - 1.41%
       500   Schindler Holding AG
                Participation Certificates + ................          189,678
       200   Schindler Holding AG
                Registered Shares + .........................           77,399
                                                                --------------
                                                                       267,077
                                                                --------------

             UNITED KINGDOM - 23.33%
   156,700   Compass Group PLC + ............................          571,130
   102,300   Reed Elsevier PLC + ............................          908,091
    18,200   Smith & Nephew PLC + ...........................          161,113
    40,800   Smiths Group PLC + .............................          684,574
   114,781   Tesco PLC + ....................................          599,734
    16,500   Willis Group Holdings Ltd. + ...................          615,285
    89,100   WPP Group PLC + ................................          874,513
                                                                --------------
                                                                     4,414,440
                                                                --------------
             TOTAL FOREIGN COMMON STOCKS ....................       11,819,653
                                                                --------------
             (Cost $11,024,350)

INVESTMENT COMPANY - 4.92%
   931,060   SSgA Prime Money Market Fund ...................          931,060
                                                                --------------
             TOTAL INVESTMENT COMPANY .......................          931,060
                                                                --------------
             (Cost $931,060)

             TOTAL INVESTMENTS - 109.80% ....................       20,773,804
                                                                --------------
             (Cost $19,242,279)

             LIABILITIES IN EXCESS OF
                OTHER ASSETS - (9.80)% ......................       (1,854,930)
                                                                --------------
             NET ASSETS - 100.00% ...........................   $   18,918,874
                                                                ==============

----------
*       Non-income producing security
+ Security is being fair valued pursuant to fair value procedures adopted by the Board of Trustees (See Note 2). At November 30, 2005, these securities amounted to $8,945,816 or 47.29% of net assets.
ADR     American Depositary Receipt
PLC     Public Limited Company
SP ADR  Sponsored American Depositary Receipt

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
MULTI-CAP GLOBAL VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - NOVEMBER 30, 2005
--------------------------------------------------------------------------------

                              FOREIGN COMMON STOCK
                          INDUSTRY CONCENTRATION TABLE:
                             (% of Total Net Assets)

Food and Beverage ...................................................    11.66%
Building Products. ..................................................     5.74%
Publishing ..........................................................     4.80%
Multimedia ..........................................................     4.79%
Advertising .........................................................     4.62%
Capital Goods .......................................................     3.62%
Technology ..........................................................     3.26%
Insurance ...........................................................     3.25%
Commercial Services .................................................     3.24%
Health Care .........................................................     2.98%
Telecommunications ..................................................     2.81%
Airlines ............................................................     2.74%
Lodging .............................................................     2.69%
Toys ................................................................     2.03%
Financial Services ..................................................     1.74%
Machinery ...........................................................     1.41%
Automotive ..........................................................     1.09%
                                                                       -------
Total ...............................................................    62.47%
                                                                       =======

                          INDUSTRY CONCENTRATION TABLE:
                             (% of Total Net Assets)

Other Common Stocks .................................................    34.00%
Food and Beverage ...................................................    11.66%
Building Products ...................................................    11.19%
Technology ..........................................................    10.66%
Health Care .........................................................     9.23%
Multimedia ..........................................................     8.15%
Financial Services ..................................................     8.02%
Chemicals ...........................................................     6.58%
Retail ..............................................................     5.39%
Cash and Other Net Assets and Investment Company ....................    (4.88)%
                                                                       -------
Total ...............................................................   100.00%
                                                                       =======

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005
--------------------------------------------------------------------------------

    SHARES                                                           VALUE
    ------                                                           -----

FOREIGN COMMON STOCKS - 99.98%
             AUSTRALIA - 1.49%
   113,800   National Australia Bank, Ltd. + ................   $    2,711,098
                                                                --------------

             BELGIUM - 1.48%
    80,500   Belgacom + .....................................        2,683,177
                                                                --------------

             CANADA - 1.96%
    68,200   BCE, Inc. ......................................        1,615,194
    43,800   EnCana Corp. ...................................        1,943,621
                                                                --------------
                                                                     3,558,815
                                                                --------------

             CHINA - 2.60%
   175,000   Cheung Kong (Holdings), Ltd. + .................        1,814,640
     3,781   Cheung Kong (Holdings), Rts.
                (Exp: 12/08/05)* + ..........................               --
 1,328,000   China Life Insurance Co., Ltd.* + ..............        1,044,394
   198,400   Hutchinson Whampoa, Ltd. + .....................        1,877,991
                                                                --------------
                                                                     4,737,025
                                                                --------------

             DENMARK - 1.45%
    82,200   Danske Bank A/S + ..............................        2,641,195
                                                                --------------

             FINLAND - 4.59%
   263,850   Nokia Oyj + ....................................        4,497,160
   181,400   Stora Enso Oyj, Class R + ......................        2,321,186
    81,400   UPM-Kymmene Oyj + ..............................        1,528,012
                                                                --------------
                                                                     8,346,358
                                                                --------------

             FRANCE - 5.43%
    45,700   Compagnie Generale des Etablissements
                Michelin, Class B + .........................        2,481,717
    73,225   Credit Agricole S.A. + .........................        2,206,123
    20,875   Societe Generale + .............................        2,475,423
    21,825   Total SA, SP ADR ...............................        2,721,359
                                                                --------------
                                                                     9,884,622
                                                                --------------

             GERMANY - 3.79%
    38,850   BASF AG + ......................................        2,863,130
    52,800   Bayerische Motoren Werke AG + ..................        2,318,833
    17,575   Deutsche Bank AG + .............................        1,716,494
                                                                --------------
                                                                     6,898,457
                                                                --------------

             ITALY - 1.48%
    19,850   Eni SpA, SP ADR ................................        2,691,859
                                                                --------------

             JAPAN - 23.42%
    70,100   Canon, Inc. + ..................................        3,933,000
       459   East Japan Railway Co. + .......................        2,879,898
   107,000   Fuji Photo Film Co., Ltd. + ....................        3,414,662
    95,000   Kao Corp. + ....................................        2,229,988
       109   Millea Holdings, Inc. + ........................        1,793,940
    28,100   NEC Electronics Corp. + ........................          975,805
    20,400   Nintendo Co., Ltd. + ...........................        2,240,151
       520   NIPPON TELEGRAPH & TELEPHONE CORP. + ...........        2,334,842
   196,900   Nomura Holdings, Inc. + ........................        3,271,624
    72,000   OLYMPUS CORP. + ................................        1,842,975
    47,300   Seven & I Holdings Co., Ltd* ...................        1,658,125
    89,200   Shin-Etsu Chemical Co., Ltd. + .................        4,624,742
    13,500   SMC Corp. + ....................................        1,802,940
    87,800   Sony Corp. + ...................................        3,247,691
    72,400   Takeda Chemical Industries, Ltd. + .............        3,965,753
    49,400   Toyota Motor Corp. + ...........................        2,385,665
                                                                --------------
                                                                    42,601,801
                                                                --------------

    SHARES                                                           VALUE
    ------                                                           -----

             MEXICO - 2.07%
    21,300   Fomento Economico Mexicano, SA de CV ...........   $    1,448,187
   102,895   Telefonos de Mexico SA de CV, SP ADR ...........        2,307,935
                                                                --------------
                                                                     3,756,122
                                                                --------------

             NETHERLANDS - 8.40%
   212,200   Aegon NV + .....................................        3,355,560
    93,600   Heineken NV + ..................................        2,865,059
    75,630   ING Groep NV + .................................        2,443,234
    57,050   Koninklijke (Royal) Philips Electronics NV .....        1,593,977
    22,800   Royal Dutch Shell PLC, ADR .....................        1,478,124
   131,750   TNT NV + .......................................        3,544,292
                                                                --------------
                                                                    15,280,246
                                                                --------------

             NORWAY - 1.08%
    90,500   Statoil ASA + ..................................        1,968,936
                                                                --------------

             SOUTH KOREA - 3.16%
    29,600   Kookmin Bank + .................................        1,945,974
    63,950   Korea Electric Power Corp., SP ADR .............        1,076,918
   124,750   KT Corp., SP ADR ...............................        2,723,293
                                                                --------------
                                                                     5,746,185
                                                                --------------

             SPAIN - 2.19%
    75,200   Endesa SA + ....................................        1,951,007
    68,900   Repsol YPF SA, SP ADR ..........................        2,033,928
                                                                --------------
                                                                     3,984,935
                                                                --------------

             SWEDEN - 1.14%
   212,200   Nordea AB + ....................................        2,063,386
                                                                --------------

             SWITZERLAND - 9.32%
    62,100   Credit Suisse Group + ..........................        3,012,456
    11,925   Nestle SA, Registered + ........................        3,521,117
   102,240   Novartis AG, Registered + ......................        5,343,458
     9,525   Roche Holding AG + .............................        1,425,608
    17,975   Zurich Financial Services AG + .................        3,652,670
                                                                --------------
                                                                    16,955,309
                                                                --------------

             TAIWAN - 0.65%
   123,374   Taiwan Semiconductor
                Manufacturing Co., Ltd., SP ADR .............        1,181,923
                                                                --------------

             UNITED KINGDOM - 24.28%
    70,900   Anglo American PLC + ...........................        2,218,971
   229,200   BAA PLC + ......................................        2,515,364
   714,100   BAE Systems PLC + ..............................        4,163,817
   175,600   Boots Group PLC + ..............................        1,807,399
   159,600   BP PLC + .......................................        1,752,269
   272,800   Cadbury Schweppes PLC + ........................        2,605,994
   208,500   Diageo PLC + ...................................        3,000,541
   111,800   GlaxoSmithKline PLC, ADR .......................        5,541,926
   162,000   HSBC Holdings PLC + ............................        2,585,508
   527,700   Kingfisher PLC + ...............................        2,045,632
   231,000   Lloyds TSB Group PLC + .........................        1,870,856
   376,100   Reed Elsevier PLC + ............................        3,338,543
   180,800   Royal Bank of Scotland Group PLC + .............        5,142,036
 1,324,700   Vodafone Group PLC + ...........................        2,850,205
   890,300   William Morrison Supermarkets PLC + ............        2,723,224
                                                                --------------
                                                                    44,162,285
                                                                --------------
             TOTAL FOREIGN COMMON STOCKS ....................      181,853,734
                                                                --------------
             (Cost $147,578,523)

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - NOVEMBER 30, 2005
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----

INVESTMENT COMPANY - 0.25%
   465,153    SSgA Prime Money Market Fund ......................  $    465,153
                                                                   ------------
              TOTAL INVESTMENT COMPANY ..........................       465,153
                                                                   ------------
              (Cost $465,153)

              TOTAL INVESTMENTS - 100.23% .......................   182,318,887
                                                                   ------------
              (Cost $148,043,676)

              LIABILITIES IN EXCESS OF
                 OTHER ASSETS - (0.23)% .........................      (426,599)
                                                                   ------------
              NET ASSETS - 100.00% ..............................  $181,892,288
                                                                   ============

----------
*       Non-income producing security
+ Securities are being fair valued pursuant to fair value procedures adopted by the Board of Trustees (see Note 2). At November 30, 2005, these securities amounted to $151,837,365 or 83.48% of net assets.
ADR     American Depositary Receipt
PLC     Public Limited Company
RTS     Rights
SP ADR  Sponsored American Depositary Receipt

                          INDUSTRY CONCENTRATION TABLE:
                             (% of Total Net Assets)

Banking ..............................................................   15.60%
Telecommunications ...................................................   10.45%
Pharmaceuticals ......................................................    8.95%
Food and Beverages ...................................................    8.89%
Oil and Gas ..........................................................    8.02%
Insurance ............................................................    6.76%
Chemicals ............................................................    4.12%
Automotive ...........................................................    3.95%
Transportation .......................................................    3.53%
Retail ...............................................................    3.03%
Diversified Manufacturing ............................................    2.89%
Financial Services ...................................................    2.83%
Aerospace/Defense ....................................................    2.29%
Office/Business Equipment ............................................    2.16%
Paper & Related Products .............................................    2.12%
Media ................................................................    1.83%
Home Furnishing ......................................................    1.79%
Electric Utilities ...................................................    1.66%
Engineering/Construction .............................................    1.38%
Toys .................................................................    1.23%
Cosmetics/Personal Care ..............................................    1.23%
Diversified Mining ...................................................    1.22%
Semiconductors .......................................................    1.18%
Real Estate ..........................................................    1.00%
Machinery ............................................................    0.99%
Electronics ..........................................................    0.88%
Cash and Net Other Assets and Investment Company .....................    0.02%
                                                                        ------
Total ................................................................  100.00%
                                                                        ======

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
NOVEMBER 30, 2005
--------------------------------------------------------------------------------

                                                                                MID-CAP         MULTI-CAP
                                                                GROWTH          GROWTH         GLOBAL VALUE   INTERNATIONAL
                                                                 FUND            FUND              FUND           FUND
                                                             -------------   -------------    -------------   -------------
ASSETS:
Investments:
   Investments at cost ....................................  $  65,527,725   $  88,453,540    $  19,242,279   $ 148,043,676
   Net unrealized appreciation ............................     10,430,381      12,107,009        1,531,525      34,275,211
                                                             -------------   -------------    -------------   -------------
   Total investments at value .............................     75,958,106     100,560,549       20,773,804     182,318,887
                                                             -------------   -------------    -------------   -------------
Foreign currency (cost $61,863) ...........................             --              --               --          61,863
Receivables:
   Investments sold .......................................             --              --           94,261       1,433,833
   Fund shares sold .......................................        113,714         262,241               --          53,700
   Dividends ..............................................        114,099         103,317           22,853         444,399
   Dividend reclaims ......................................             --              --            2,112         105,813
                                                             -------------   -------------    -------------   -------------
   Total Assets ...........................................     76,185,919     100,926,107       20,893,030     184,418,495
                                                             -------------   -------------    -------------   -------------
LIABILITIES:
Payables:
   Investments purchased ..................................             --              --           55,255         406,417
   Fund shares repurchased ................................        416,212         385,904        1,882,063       1,762,117
   Advisory fees (Note 3) .................................         65,350          68,774           11,659         174,236
   Administration fees (Note 4) ...........................          7,780          10,035            3,787          23,183
   Transfer Agent fees (Note 4) ...........................          4,573           3,270            1,295           5,287
   Trustees fees (Note 5) .................................          4,221           5,494            1,147          10,288
   Distribution fees (Note 4) .............................         10,463              --               --              --
Accrued expenses and other payables .......................         52,168          68,043           18,950         144,679
                                                             -------------   -------------    -------------   -------------
   Total Liabilities ......................................        560,767         541,520        1,974,156       2,526,207
                                                             -------------   -------------    -------------   -------------
NET ASSETS ................................................  $  75,625,152   $ 100,384,587    $  18,918,874   $ 181,892,288
                                                             =============   =============    =============   =============
NET ASSETS CONSIST OF:
Par value .................................................  $       4,983   $       8,587    $       1,679   $      13,327
Paid-in capital in excess of par value ....................     54,449,980      89,419,607       16,676,582     128,174,568
Accumulated undistributed net investment income ...........             --              --           64,709       1,963,708
Accumulated net realized gain (loss) on
   investments sold and foreign currency transactions .....     10,739,808      (1,150,616)         644,557      17,484,485
Net unrealized appreciation on investments and
   translation of assets and liabilities denominated
   in foreign currency ....................................     10,430,381      12,107,009        1,531,347      34,256,200
                                                             -------------   -------------    -------------   -------------
TOTAL NET ASSETS ..........................................  $  75,625,152   $ 100,384,587    $  18,918,874   $ 181,892,288
                                                             =============   =============    =============   =============
DISTRIBUTOR CLASS:
   Net Assets .............................................  $  50,743,776   $          --    $          --   $          --
   Shares of beneficial interest outstanding
      (unlimited authorization) ...........................      3,350,464              --               --              --
                                                             =============   =============    =============   =============
      Net asset value, offering and redemption price
         per share (Net Assets/Shares Outstanding) ........  $       15.15   $          --    $          --   $          --
                                                             =============   =============    =============   =============
INSTITUTIONAL CLASS:
   Net Assets .............................................  $  24,881,376   $ 100,384,587    $  18,918,874   $ 181,892,288
   Shares of beneficial interest outstanding
      (unlimited authorization) ...........................      1,632,927       8,586,780        1,678,567      13,326,600
                                                             =============   =============    =============   =============
      Net asset value, offering and redemption price
         per share (Net Assets/Shares Outstanding) ........  $       15.24   $       11.69    $       11.27   $       13.65
                                                             =============   =============    =============   =============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED NOVEMBER 30, 2005
--------------------------------------------------------------------------------

                                                                                MID-CAP         MULTI-CAP
                                                                 GROWTH         GROWTH         GLOBAL VALUE   INTERNATIONAL
                                                                  FUND           FUND             FUND            FUND
                                                             -------------   -------------    -------------   -------------
INVESTMENT INCOME:
   Interest ...............................................  $          --   $       1,599    $          --   $          --
   Dividends ..............................................        941,724         395,598          346,521       5,814,572
   Less: foreign taxes withheld ...........................         (8,491)             --           (8,741)       (619,077)
                                                             -------------   -------------    -------------   -------------
   Total investment income ................................        933,233         397,197          337,780       5,195,495
                                                             -------------   -------------    -------------   -------------

EXPENSES:
   Advisory fees (Note 3) .................................        736,900         597,586          180,345       2,218,198
   Administration fees (Note 4) ...........................         88,205          72,692           33,736         227,356
   Distribution fees (Note 4) .............................        150,318              --               --              --
   Custody fees ...........................................         44,111          32,885           42,620         152,169
   Transfer agent fees (Note 4) ...........................         64,554          25,533           21,809          65,100
   Registration and filing fees ...........................         23,577          14,878           15,142           7,481
   Professional fees ......................................         43,027          65,248           15,318         148,112
   Printing fees ..........................................         29,980          22,299            5,492          39,529
   Trustees fees (Note 5) .................................         26,163          22,257            6,120          58,836
   Miscellaneous fees .....................................         24,993          12,400            6,160          43,609
                                                             -------------   -------------    -------------   -------------
   Total expenses before waivers ..........................      1,231,828         865,778          326,742       2,960,390
   Less expenses waived (Note 3) ..........................       (127,865)             --          (66,202)             --
                                                             -------------   -------------    -------------   -------------
   Net expenses ...........................................      1,103,963         865,778          260,540       2,960,390
                                                             -------------   -------------    -------------   -------------
NET INVESTMENT INCOME (LOSS) ..............................       (170,730)       (468,581)          77,240       2,235,105
                                                             -------------   -------------    -------------   -------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain (loss) on investment transactions ....     11,215,074        (498,261)       1,018,638      17,498,362
   Net realized loss on foreign currency transactions .....             --              --          (12,315)       (242,514)
   Net change in unrealized appreciation (depreciation) on
      investments .........................................     (4,925,397)      8,350,595          589,764      (1,232,607)
   Net change in unrealized depreciation on translation of
      assets and liabilities denominated in foreign
      currency ............................................             --              --             (661)        (43,652)
                                                             -------------   -------------    -------------   -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ...........      6,289,677       7,852,334        1,595,426      15,979,589
                                                             -------------   -------------    -------------   -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......  $   6,118,947   $   7,383,753    $   1,672,666   $  18,214,694
                                                             =============   =============    =============   =============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                      GROWTH FUND
                                                                                             ------------------------------
                                                                                               YEAR ENDED      YEAR ENDED
                                                                                              NOVEMBER 30,    NOVEMBER 30,
                                                                                                 2005             2004
                                                                                             -------------   --------------
INVESTMENT ACTIVITIES:
Operations:
   Net investment income (loss) ..........................................................   $    (170,730)  $     (246,265)
   Net realized gain (loss) on investments and foreign currency transactions .............      11,215,074       17,085,416
   Net change in unrealized appreciation (depreciation) on investments and translation
      of assets and liabilities denominated in foreign currency ..........................      (4,925,397)     (20,400,962)
                                                                                             -------------   --------------
Net increase (decrease) in net assets resulting from operations ..........................       6,118,947       (3,561,811)
                                                                                             -------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income:
      Institutional Class ................................................................              --               --
   From realized gains on investments:
      Distributor Class ..................................................................      (6,781,548)              --
      Institutional Class ................................................................      (2,349,349)              --
                                                                                             -------------   --------------
Total Distributions ......................................................................      (9,130,897)              --
                                                                                             -------------   --------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued:
      Distributor Class ..................................................................       6,253,287       21,261,178
      Institutional Class ................................................................       8,244,531       34,304,757
   Dividends reinvested:
      Distributor Class ..................................................................       6,592,895               --
      Institutional Class ................................................................       2,345,303               --
   Cost of shares redeemed:
      Distributor Class ..................................................................     (39,563,077)    (100,496,650)
      Institutional Class ................................................................     (26,297,848)      (9,735,725)
                                                                                             -------------   --------------
Change in net assets from capital share transactions .....................................     (42,424,909)     (54,666,440)
                                                                                             -------------   --------------
Net change in net assets .................................................................     (45,436,859)     (58,228,251)
NET ASSETS:
   Beginning of year .....................................................................     121,062,011      179,290,262
                                                                                             -------------   --------------
   End of year (including line A) ........................................................   $  75,625,152   $  121,062,011
                                                                                             =============   ==============
(A) Undistributed net investment income ..................................................   $          --   $           --
                                                                                             =============   ==============
OTHER INFORMATION:
SHARE TRANSACTIONS:
   Distributor Class:
      Issued .............................................................................         432,924        1,350,614
      Reinvested .........................................................................         453,120               --
      Redeemed ...........................................................................      (2,714,396)      (6,524,954)
   Institutional Class:
      Issued .............................................................................         566,706        2,138,188
      Reinvested .........................................................................         160,636               --
      Redeemed ...........................................................................      (1,717,210)        (635,933)
                                                                                             -------------   --------------
Net increase (decrease) in share transactions ............................................      (2,818,220)      (3,672,085)
                                                                                             =============   ==============

                                                                                                        MID-CAP
                                                                                                         GROWTH
                                                                                                          FUND
                                                                                             ------------------------------
                                                                                               YEAR ENDED      YEAR ENDED
                                                                                              NOVEMBER 30,    NOVEMBER 30,
                                                                                                  2005          2004(A)
                                                                                             -------------   --------------
INVESTMENT ACTIVITIES:
Operations:
   Net investment income (loss) ..........................................................   $    (468,581)  $     (211,804)
   Net realized gain (loss) on investments and foreign currency transactions .............        (498,261)        (652,355)
   Net change in unrealized appreciation (depreciation) on investments and translation
      of assets and liabilities denominated in foreign currency ..........................       8,350,595        3,756,414
                                                                                             -------------   --------------
Net increase (decrease) in net assets resulting from operations ..........................       7,383,753        2,892,255
                                                                                             -------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income:
      Institutional Class ................................................................              --               --
   From realized gains on investments:
      Distributor Class ..................................................................              --               --
      Institutional Class ................................................................              --               --
                                                                                             -------------   --------------
Total Distributions ......................................................................              --               --
                                                                                             -------------   --------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued:
      Distributor Class ..................................................................              --               --
      Institutional Class ................................................................      57,642,824       49,021,532
   Dividends reinvested:
      Distributor Class ..................................................................              --               --
      Institutional Class ................................................................              --               --
   Cost of shares redeemed:
      Distributor Class ..................................................................              --               --
      Institutional Class ................................................................     (10,999,653)      (5,556,124)
                                                                                             -------------   --------------
Change in net assets from capital share transactions .....................................      46,643,171       43,465,408
                                                                                             -------------   --------------
Net change in net assets .................................................................      54,026,924       46,357,663
NET ASSETS:
   Beginning of year .....................................................................      46,357,663               --
                                                                                             -------------   --------------
   End of year (including line A) ........................................................   $ 100,384,587   $   46,357,663
                                                                                             =============   ==============
(A) Undistributed net investment income ..................................................   $          --   $           --
                                                                                             =============   ==============
OTHER INFORMATION:
SHARE TRANSACTIONS:
   Distributor Class:
      Issued .............................................................................              --               --
      Reinvested .........................................................................              --               --
      Redeemed ...........................................................................              --               --
   Institutional Class:
      Issued .............................................................................       5,229,973        4,924,360
      Reinvested .........................................................................              --               --
      Redeemed ...........................................................................        (997,137)        (570,416)
                                                                                             -------------   --------------
Net increase (decrease) in share transactions ............................................       4,232,836        4,353,944
                                                                                             =============   ==============

                                                                                                        MULTI-CAP
                                                                                                      GLOBAL VALUE
                                                                                                          FUND
                                                                                             ------------------------------
                                                                                               YEAR ENDED      YEAR ENDED
                                                                                              NOVEMBER 30,    NOVEMBER 30,
                                                                                                  2005          2004(B)
                                                                                             -------------   --------------
INVESTMENT ACTIVITIES:
Operations:
   Net investment income (loss) ..........................................................   $      77,240   $       74,653
   Net realized gain (loss) on investments and foreign currency transactions .............       1,006,323         (353,627)
   Net change in unrealized appreciation (depreciation) on investments and translation
      of assets and liabilities denominated in foreign currency ..........................         589,103          942,244
                                                                                             -------------   --------------
Net increase (decrease) in net assets resulting from operations ..........................       1,672,666          663,270
                                                                                             -------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income:
      Institutional Class ................................................................         (69,905)              --
   From realized gains on investments:
      Distributor Class ..................................................................              --               --
      Institutional Class ................................................................         (25,419)              --
                                                                                             -------------   --------------
Total Distributions ......................................................................         (95,324)              --
                                                                                             -------------   --------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued:
      Distributor Class ..................................................................              --               --
      Institutional Class ................................................................       7,041,585       28,194,816
   Dividends reinvested:
      Distributor Class ..................................................................              --               --
      Institutional Class ................................................................          73,795               --
   Cost of shares redeemed:
      Distributor Class ..................................................................              --               --
      Institutional Class ................................................................      (8,321,558)     (10,310,376)
                                                                                             -------------   --------------
Change in net assets from capital share transactions .....................................      (1,206,178)      17,884,440
                                                                                             -------------   --------------
Net change in net assets .................................................................         371,164       18,547,710
NET ASSETS:
   Beginning of year .....................................................................      18,547,710               --
                                                                                             -------------   --------------
   End of year (including line A) ........................................................   $  18,918,874   $   18,547,710
                                                                                             =============   ==============
(A) Undistributed net investment income ..................................................   $      64,709   $       69,690
                                                                                             =============   ==============
OTHER INFORMATION:
SHARE TRANSACTIONS:
   Distributor Class:
      Issued .............................................................................              --               --
      Reinvested .........................................................................              --               --
      Redeemed ...........................................................................              --               --
   Institutional Class:
      Issued .............................................................................         651,334        2,842,675
      Reinvested .........................................................................           6,820               --
      Redeemed ...........................................................................        (762,977)      (1,059,285)
                                                                                             -------------   --------------
Net increase (decrease) in share transactions ............................................        (104,823)       1,783,390
                                                                                             =============   ==============

                                                                                                      INTERNATIONAL
                                                                                                          FUND
                                                                                             ------------------------------
                                                                                               YEAR ENDED      YEAR ENDED
                                                                                              NOVEMBER 30,    NOVEMBER 30,
                                                                                                 2005            2004
                                                                                             -------------   --------------
INVESTMENT ACTIVITIES:
Operations:
   Net investment income (loss) ..........................................................   $   2,235,105   $    1,595,162
   Net realized gain (loss) on investments and foreign currency transactions .............      17,255,848        7,291,087
   Net change in unrealized appreciation (depreciation) on investments and translation
      of assets and liabilities denominated in foreign currency ..........................      (1,276,259)      27,655,853
                                                                                             -------------   --------------
Net increase (decrease) in net assets resulting from operations ..........................      18,214,694       36,542,102
                                                                                             -------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income:
      Institutional Class ................................................................      (1,440,668)              --
   From realized gains on investments:
      Distributor Class ..................................................................              --               --
      Institutional Class ................................................................      (7,444,796)        (770,377)
                                                                                             -------------   --------------
Total Distributions ......................................................................      (8,885,464)        (770,377)
                                                                                             -------------   --------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued:
      Distributor Class ..................................................................              --               --
      Institutional Class ................................................................      31,262,045       28,442,699
   Dividends reinvested:
      Distributor Class ..................................................................              --               --
      Institutional Class ................................................................       7,332,422               91
   Cost of shares redeemed:
      Distributor Class ..................................................................              --               --
      Institutional Class ................................................................     (53,501,121)     (34,609,174)
                                                                                             -------------   --------------
Change in net assets from capital share transactions .....................................     (14,906,654)      (6,166,384)
                                                                                             -------------   --------------
Net change in net assets .................................................................      (5,577,424)      29,605,341
NET ASSETS:
   Beginning of year .....................................................................     187,469,712      157,864,371
                                                                                             -------------   --------------
   End of year (including line A) ........................................................   $ 181,892,288   $  187,469,712
                                                                                             =============   ==============
(A) Undistributed net investment income ..................................................   $   1,963,708   $    1,411,786
                                                                                             =============   ==============
OTHER INFORMATION:
SHARE TRANSACTIONS:
   Distributor Class:
      Issued .............................................................................              --               --
      Reinvested .........................................................................              --               --
      Redeemed ...........................................................................              --               --
   Institutional Class:
      Issued .............................................................................       2,420,503        2,419,909
      Reinvested .........................................................................         570,173                8
      Redeemed ...........................................................................      (4,069,199)      (2,972,304)
                                                                                             -------------   --------------
Net increase (decrease) in share transactions ............................................      (1,078,523)        (552,387)
                                                                                             =============   ==============

----------
(a) Atlantic Whitehall Mid-Cap Growth Fund, Institutional Class, commenced investment operations on March 1, 2004.
(b) Atlantic Whitehall Multi-Cap Global Value Fund, Institutional Class, commenced investment operations on March 1, 2004.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      16-17

ATLANTIC WHITEHALL FUNDS TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                            GROWTH FUND - DISTRIBUTOR CLASS
                                                       ---------------------------------------------------------------------------
                                                                                YEARS ENDED NOVEMBER 30,
                                                       ---------------------------------------------------------------------------
                                                          2005          2004            2003              2002             2001
                                                       ----------   -------------   -------------     -------------     ----------
NET ASSET VALUE,
Beginning of Period .................................  $    15.50   $       15.63   $       13.55     $       17.07     $    19.24
                                                       ----------   -------------   -------------     -------------     ----------

Income (loss) from Investment Operations:
   Net investment loss ..............................       (0.05)          (0.05)          (0.10)            (0.10)         (0.09)
   Net realized and unrealized gain (loss) on
     investment transactions ........................        1.11           (0.08)           2.18             (3.42)         (1.50)
                                                       ----------   -------------   -------------     -------------     ----------

   Total income (loss) from investment operations ...        1.06           (0.13)           2.08             (3.52)         (1.59)
                                                       ----------   -------------   -------------     -------------     ----------

Less Distributions from:
   Realized gains ...................................       (1.41)             --              --                --          (0.58)
                                                       ----------   -------------   -------------      ------------      ----------

   Total Distributions ..............................       (1.41)             --              --                --          (0.58)
                                                       ----------   -------------   -------------     -------------     ----------

Net change in net asset value per share .............       (0.35)          (0.13)           2.08             (3.52)         (2.17)
                                                       ----------   -------------   -------------     -------------     ----------

NET ASSET VALUE,
   End of Period ....................................  $    15.15   $       15.50   $       15.63     $       13.55     $    17.07
                                                       ==========   =============   =============     =============     ==========

Total Return(a) .....................................        7.19%          (0.83)%         15.35%           (20.62)%        (8.64)%
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands) ......  $   50,744   $      80,277   $     161,771     $     149,610     $  146,072
Ratios to average net assets:
   Expenses before waivers ..........................        1.50%           1.51%           1.54%             1.52%          1.49%
   Expenses net of waivers ..........................        1.35%           1.39%           1.39%             1.33%          1.33%
   Net investment loss (net of waivers) .............       (0.27)%         (0.22)%         (0.70)%           (0.72)%        (0.55)%
Portfolio Turnover Rate .............................          36%             41%             14%(b)             9%             1%

----------
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.
(b)   Portfolio turnover rate excludes the effect of redemptions in kind.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                  GROWTH FUND
                                                                                                INSTITUTIONAL CLASS
                                                                                 ----------------------------------------------
                                                                                  YEAR ENDED       YEAR ENDED     PERIOD ENDED
                                                                                 NOVEMBER 30,     NOVEMBER 30,    NOVEMBER 30,
                                                                                     2005             2004           2003(A)
                                                                                 ------------     ------------    -------------
NET ASSET VALUE,
Beginning of Period .......................................................      $      15.55     $      15.63    $       14.72
                                                                                 ------------     ------------    -------------

Income (loss) from Investment Operations:
   Net investment income (loss) ...........................................                --(b)            --(b)         (0.02)
   Net realized and unrealized gain (loss) on investment transactions .....              1.10            (0.08)            0.93
                                                                                 ------------     ------------    -------------

   Total income (loss) from investment operations .........................              1.10            (0.08)            0.91
                                                                                 ------------     ------------    -------------

Less Distributions from:
   Realized gains .........................................................             (1.41)              --               --
                                                                                 ------------     ------------    -------------
   Total Distributions ....................................................             (1.41)              --               --
                                                                                 ------------     ------------    -------------

Net change in net asset value per share ...................................             (0.31)           (0.08)            0.91
                                                                                 ------------     ------------    -------------

NET ASSET VALUE,
   End of Period ..........................................................      $      15.24     $      15.55    $       15.63
                                                                                 ============     ============    =============

Total Return(c) ...........................................................              7.45%           (0.51)%           6.18%(d)
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands) ............................      $     24,881     $     40,785    $      17,519
Ratios to average net assets:
   Expenses before waivers ................................................              1.25%            1.26%            1.29%
   Expenses net of waivers ................................................              1.10%            1.14%            1.14%
   Net investment income (loss) (net of waivers) ..........................             (0.02)%           0.03%           (0.56)%
Portfolio Turnover Rate ...................................................                36%              41%              14%(e)

----------
(a) Atlantic Whitehall Growth Fund, Institutional Class commenced investment operations on August 20, 2003.
(b)   Represents less than $0.005 per share.
(c) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.
(d)   Not Annualized.
(e)   Portfolio turnover rate excludes the effect of redemptions in kind.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                       MID-CAP
                                                                                     GROWTH FUND
                                                                                 INSTITUTIONAL CLASS
                                                                            -----------------------------
                                                                             YEAR ENDED      PERIOD ENDED
                                                                            NOVEMBER 30,     NOVEMBER 30,
                                                                                2005            2004(A)
                                                                            ------------     ------------
NET ASSET VALUE,
Beginning of Period ..................................................      $      10.65     $      10.00
                                                                            ------------     ------------
Income from Investment Operations:
   Net investment loss ...............................................             (0.05)           (0.05)
   Net realized and unrealized gain on investment transactions .......              1.09             0.70
                                                                            ------------     ------------

   Total income from investment operations ...........................              1.04             0.65
                                                                            ------------     ------------

Net change in net asset value per share ..............................              1.04             0.65
                                                                            ------------     ------------

NET ASSET VALUE,
   End of Period .....................................................      $      11.69     $      10.65
                                                                            ============     ============

Total Return(b) ......................................................              9.77%            6.50%(c)
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands) .......................      $    100,385     $     46,358
Ratios to average net assets:
   Expenses before waivers ...........................................              1.23%            1.30%
   Expenses net of waivers ...........................................              1.23%            1.30%
   Net investment loss (net of waivers) ..............................             (0.67)%          (0.81)%
Portfolio Turnover Rate ..............................................                25%              18%(c)

----------
(a) Atlantic Whitehall Mid-Cap Growth Fund, Institutional Class commenced investment operations on March 1, 2004.
(b) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.
(c)   Not Annualized.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                MULTI-CAP GLOBAL
                                                                                                   VALUE FUND
                                                                                              INSTITUTIONAL CLASS
                                                                                          ---------------------------
                                                                                           YEAR ENDED    PERIOD ENDED
                                                                                          NOVEMBER 30,   NOVEMBER 30,
                                                                                              2005          2004(A)
                                                                                          ------------   ------------
NET ASSET VALUE,
Beginning of Period ...................................................................   $      10.40   $      10.00
                                                                                          ------------   ------------
Income from Investment Operations:
   Net investment income ..............................................................           0.05           0.04
   Net realized and unrealized gain on investment and foreign currency transactions ...           0.87           0.36
                                                                                          ------------   ------------
   Total income from investment operations ............................................           0.92           0.40
                                                                                          ------------   ------------
Less Distributions from:
   Net investment income ..............................................................          (0.04)            --
   Realized gains .....................................................................          (0.01)            --
                                                                                          ------------   ------------
   Total Distributions ................................................................          (0.05)            --
                                                                                          ------------   ------------
Net change in net asset value per share ...............................................           0.87           0.40
                                                                                          ------------   ------------
NET ASSET VALUE,
   End of Period ......................................................................   $      11.27   $      10.40
                                                                                          ============   ============
Total Return(b) .......................................................................           8.91%          4.00%(c)
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands) ........................................   $     18,919   $     18,548
Ratios to average net assets:
   Expenses before waivers ............................................................           1.64%          1.54%
   Expenses net of waivers ............................................................           1.30%          1.30%
   Net investment income (net of waivers) .............................................           0.39%          0.49%
Portfolio Turnover Rate ...............................................................             59%            76%(c)

----------
(a) Atlantic Whitehall Multi-Cap Global Value Fund, Institutional Class commenced investment operations on March 1, 2004.
(b) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.
(c)   Not Annualized.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                     INTERNATIONAL FUND
                                                                                     INSTITUTIONAL CLASS
                                                                         ------------------------------------------
                                                                          YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                                                         NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,
                                                                             2005           2004          2003(A)
                                                                         ------------   ------------   ------------
NET ASSET VALUE,
Beginning of Period ..................................................   $      13.01   $      10.55   $      10.00
                                                                         ------------   ------------   ------------
Income from Investment Operations:
   Net investment income .............................................           0.17           0.11           0.01
   Net realized and unrealized gain on investment and foreign currency
     transactions ....................................................           1.09           2.40           0.54
                                                                         ------------   ------------   ------------
   Total income from investment operations ...........................           1.26           2.51           0.55
                                                                         ------------   ------------   ------------
Less Distributions from:
   Net investment income .............................................          (0.10)            --             --
   Realized gains ....................................................          (0.52)         (0.05)            --
                                                                         ------------   ------------   ------------
   Total Distributions ...............................................          (0.62)         (0.05)            --
                                                                         ------------   ------------   ------------
Net change in net asset value per share ..............................           0.64           2.46           0.55
                                                                         ------------   ------------   ------------
NET ASSET VALUE,
   End of Period .....................................................   $      13.65   $      13.01   $      10.55
                                                                         ============   ============   ============
Total Return(b) ......................................................           9.96%         23.88%          5.50%(c)
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands) .......................   $    181,892   $    187,470   $    157,864
Ratios to average net assets:
   Expenses ..........................................................           1.53%          1.60%          1.50%
   Net investment income .............................................           1.16%          0.94%          0.26%
Portfolio Turnover Rate ..............................................             34%            37%            12%(c)

----------
(a) Atlantic Whitehall International Fund, Institutional Class commenced investment operations on September 5, 2003.
(b) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.
(c)   Not Annualized.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION. Atlantic Whitehall Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company. The Trust consists of five separate investment portfolios: Growth Fund, Mid-Cap Growth Fund, Multi-Cap Global Value Fund, International Fund and Short-Term Municipal Bond Fund (individually, a "Fund," and collectively, the "Funds"). Growth Fund is authorized to issue two classes of shares (Distributor Class and Institutional Class) and Mid-Cap Growth Fund, Multi-Cap Global Value Fund, International Fund and Short-Term Municipal Bond Fund are each authorized to issue one class of shares (Institutional Class). Each class of shares outstanding bears the same voting, dividend, liquidation and other rights and conditions. As of November 30, 2005, Short-Term Municipal Bond Fund has not commenced operations. These financial statements include the Trust's active portfolios: Growth Fund, Mid-Cap Growth Fund, Multi-Cap Global Value Fund and International Fund.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Funds in the preparation of the financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      (A) PORTFOLIO VALUATIONS: Securities are valued using market quotations. Securities listed on an exchange are valued on the basis of the last sale price or NASDAQ official closing price ("NOCP"), when appropriate. If the last sale price or NOCP is not reported, the current bid price is used. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by or under the general supervision of the Board of Trustees. A Fund will use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value such that a market quotation is not "readily available." The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or the latest bid price but before a Fund calculates its net asset value that materially affects the value of the security. The Funds use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a market quotation is readily available and, if not, what fair value to assign to the security. To determine the appropriate valuation method, the following factors that may be considered include, but are not limited to the following: (a) the fundamental analytical data relating to the investment;
      (b) the nature and duration of restrictions on disposition of the securities; (c) the evaluation of the forces which influence the market in which the securities are purchased; and (d) any other relevant factors. With respect to fair value of securities traded on foreign markets, the following factors may also be relevant: (a) value of foreign securities traded on foreign markets; (b) American Depository Receipts ("ADRs") trading; (c) closed-end fund trading; (d) foreign currency exchange activity; and (e) trading of financial products that are tied to baskets of foreign securities. In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Investments in Money Market Funds are valued at their net asset value as reported by the underlying fund.

      Multi-Cap Global Value Fund and International Fund may use an independent service provider to review U.S. market moves after the close of foreign markets and assist with the decision whether to substitute fair values for foreign security market prices. This service provider applies a multi-factor methodology, which uses factors such as ADRs, sector indices and futures, to each foreign portfolio security reviewed as part of this process.

      Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars.

      To the extent a Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day.

      (B) REPURCHASE AGREEMENTS: The Funds may invest in securities subject to repurchase agreements with any bank or registered broker-dealer who, in the opinion of the Trustees, present a minimum risk of bankruptcy. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. Stein Roe Investment Counsel, Inc. (the "Adviser"), will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the security always equals or exceeds the repurchase price. If the seller should default on its obligation to repurchase the securities, a Fund may experience a decrease in value, from the securities, problems in exercising its rights to the underlying securities and costs and time delays in connection with the disposition of securities. The Funds have no repurchase agreements outstanding at November 30, 2005.

ATLANTIC WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

      (C) SECURITIES TRANSACTIONS AND RELATED INCOME: The Funds record security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income and dividend reclaims are recognized on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recognized as soon as the Fund is informed of the ex-dividend date. Realized gains and losses from security transactions are recorded on an identified cost basis. Investment income and realized and unrealized gains and losses are allocated to the separate classes of shares based upon the relative net assets of each class.

      (D) EXPENSES: The Trust accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund, while general Trust expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis. In addition, non-class specific expenses are allocated to each class of shares based on the relative net assets of each class. Class specific expenses are allocated directly to the appropriate class and relate to distribution fees.

      (E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends and distributions to shareholders are recorded on the ex-dividend date. Growth Fund, Mid-Cap Growth Fund, Multi-Cap Global Value Fund and International Fund may declare and pay dividends from net investment income annually. Net realized gains on portfolio securities, if any, are distributed at least annually by each Fund. However, to the extent net realized capital gains can be offset by capital loss carryovers, such gains will not be distributed. Dividends and distributions are recorded by the Funds on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Permanent book/tax differences are primarily attributable to net operating loss and foreign currency gain or loss.

      Permanent differences between book and tax basis reporting for the 2005 fiscal year have been identified and appropriately reclassified as indicated below. These reclassifications have no impact on net assets.

                                                     INCREASE (DECREASE)
                                      ------------------------------------------------
                                         ACCUMULATED      ACCUMULATED
                                      UNDISTRIBUTED NET  NET REALIZED
      FUND                            INVESTMENT INCOME   GAIN/(LOSS)  PAID IN CAPITAL
      ----                            -----------------  ------------  ---------------
      Growth Fund ..................     $  170,730       $ (170,730)    $       --
      Mid-Cap Growth Fund ..........        468,581               --       (468,581)
      Multi-Cap Global Value Fund ..        (12,316)          12,502           (186)
      International Fund ...........       (242,516)         242,516             --

      The tax character of distributions paid during fiscal 2005 and 2004 were as follows:

                                        DISTRIBUTIONS PAID IN 2005   DISTRIBUTIONS PAID IN 2004
                                       ---------------------------   --------------------------
                                         ORDINARY      LONG-TERM      ORDINARY      LONG-TERM
      FUND                               INCOME*     CAPITAL GAINS     INCOME*    CAPITAL GAINS
      ----                             -----------   -------------   ----------   -------------
      Growth Fund ..................   $        --    $ 9,130,897    $       --       $   --
      Multi-Cap Global Value Fund ..        85,746          9,578            --           --
      International Fund ...........     7,724,766      1,160,698       770,377           --

      As of November 30, 2005, the components of distributable earnings on a tax basis were as follows:

                                          ACCUMULATED     UNDISTRIBUTED
                                            CAPITAL          ORDINARY      UNDISTRIBUTED    UNREALIZED
      FUND                             AND OTHER LOSSES      INCOME*      LONG-TERM GAIN   APPRECIATION
      ----                             ----------------   -------------   --------------   ------------
      Growth Fund ..................     $   (115,039)     $   344,634     $ 10,676,905    $ 10,263,689
      Mid-Cap Growth Fund ..........       (1,086,549)              --               --      12,042,942
      Multi-Cap Global Value Fund ..           (1,929)         681,464          381,689       1,179,388
      International Fund ...........           (2,003)       2,922,577       16,539,667      34,244,152

      *For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

      Book/tax differences are primarily attributable to wash sales.

ATLANTIC WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

      (F) FEDERAL INCOME TAXES: It is the Funds' policy to continue to comply with the applicable requirements of Subchapter M of the Internal Revenue Code and to distribute in a timely manner all of their net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

      (G) FOREIGN CURRENCY: Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at exchange rates using a current 4:00 PM Eastern Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

      (H) FORWARD FOREIGN CURRENCY TRANSACTIONS: Forward foreign currency exchange contracts are used to hedge against foreign currency exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. A Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Funds have no forward foreign currency transactions outstanding at November 30, 2005.

      (I) FOREIGN SECURITIES: Investing in the securities of issuers in any foreign country, including ADRs, involve special risks and considerations not typically associated with investing in U.S. companies. These include, but are not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation (including potentially confiscatory levels of taxation), auditing and other financial practices. Emerging market securities typically present even greater exposure to these same risks. Stock markets in emerging market countries also tend to be much more volatile than the U.S. stock market due to their relative immaturity and periods of instability.

      (J) COMMITMENTS AND CONTINGENCIES: In the normal course of business, the Trust enters into contracts on behalf of the Funds that contain a variety of provisions for general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on experience, the Funds believe the risk of loss is remote.

NOTE 3 -- ADVISORY FEES. As part of Atlantic Trust Group, Inc.'s effort to streamline certain aspects of its financial services operations and to obtain certain operational efficiencies, Atlantic Trust Advisors, Inc., ("Atlantic Trust"), a wholly owned subsidiary of AMVESCAP PLC, ("AMVESCAP") merged with its affiliate, Stein Roe Investment Counsel, Inc. ("Stein Roe"), on October 1, 2004. Stein Roe (the "Adviser") replaces Atlantic Trust as the investment adviser to the Trust and provides investment advisory services to the Funds. The merger did not result in any material changes to the personnel managing the Funds. In addition, no changes occurred in (i) the contractual terms of and fees payable under the Funds' investment advisory agreement; (ii) the investment process or strategies employed in the management of the assets of the Funds; or (iii) the day-to-day management of the Funds, or the persons primarily responsible for such management.

Pursuant to the terms of the Investment Advisory Agreements, the Adviser is entitled to a fee that is calculated daily and paid monthly based on the average daily net assets of each Fund, at the annual rate of 0.85% for Growth Fund and Mid-Cap Growth Fund; 0.90% for Multi-Cap Global Value Fund and 1.15% for International Fund. The Adviser contractually agreed to waive its advisory fee and/or reimburse expenses through March 31, 2006 to the extent necessary to maintain net expenses for each class of each Fund, except the International Fund, as follows:

                                  CONTRACTUAL EXPENSE LIMITATIONS
                                  -------------------------------
FUND                          DISTRIBUTOR CLASS   INSTITUTIONAL CLASS
----                          -----------------   -------------------
Growth Fund                         1.35%                1.10%
Mid-Cap Growth Fund                  N/A                 1.30%
Multi-Cap Global Value Fund          N/A                 1.30%

This resulted in the Adviser waiving $127,865 and $66,202 in advisory fees for Growth Fund and Multi-Cap Global Value Fund, respectively, for the year ended November 30, 2005. Any waivers and/or reimbursements made by the Adviser with respect to a Fund are subject to recoupment from that Fund within the following three years, provided that the Fund is able to pay the Adviser and remain in compliance with the foregoing expense limitations. The Adviser received advisory fees, net of waivers, of $609,035, $597,586, $114,143 and $2,218,198 for Growth
Fund, Mid-Cap Growth Fund, Multi-Cap Global Value Fund and International Fund, respectively, for the year ended November 30, 2005.

ATLANTIC WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

AIM Funds Management, Inc. ("AIM") serves as sub-adviser to Multi-Cap Global Value Fund. INVESCO Global Asset Management (N.A.) ("IGAM") serves as sub-adviser to International Fund. AIM and IGAM are subsidiaries of AMVESCAP. The sub-advisers provide advisory services, including portfolio management, to the Funds, subject to the review of the Board of Trustees and the overall supervision of the Adviser. AIM and IGAM are entitled to receive from the Adviser a fee based on the average daily net assets of Multi-Cap Global Value Fund and International Fund at the annual rate of 0.35% and 0.45%, respectively.

NOTE 4 -- ADMINISTRATION, TRANSFER AGENT AND DISTRIBUTION FEES. The Trust and PFPC Inc. ("PFPC") have entered into an administration agreement under which PFPC ("Administrator") provides services for a fee, computed daily and paid monthly, at the annual rate of 0.08% of average daily net assets of each Fund up to $500 million; 0.06% of average daily net assets of each Fund in excess $500 million up to $1 billion; and 0.05% of average daily net assets of each Fund in excess of $1 billion.

In addition, the Administrator also provides certain fund accounting and administration services, fees for which are included in the administration fees on the Statements of Operations. The Administrator also serves as transfer agent for the Funds pursuant to a Transfer Agency and Services Agreement with the Trust effective March 1, 1998.

PFPC Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of PFPC, serves as the distributor of the Funds. The Trust has adopted a Rule 12b-1 Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Distributor Class of Growth Fund. The Distributor may be paid a fee of up to 0.25% of the average daily net assets of the Distributor Class of the Fund. The Distributor serves as the exclusive distributor of the shares of the Fund pursuant to the Plan.

NOTE 5 -- TRUSTEE COMPENSATION. The Trust pays each nonaffiliated Trustee an annual retainer of $14,000 ($16,000 for the Audit Chairman and $18,000 for the Meeting Chairman), a fee of $1,500 for each Board of Trustees meeting attended and $1,500 for each Board of Trustees committee meeting attended. Also, the Audit Committee Chairman and the Nominating Committee Chairman each receive an additional $500. Prior to January 26, 2005, the Trust paid each nonaffiliated Trustee an annual retainer of $12,000 ($14,000 for the Chairman), a fee of $1,200 for each Board of Trustees meeting attended and $1,200 for each Board of Trustees committee meeting attended. Also, the Audit Committee Chairman and the Nominating Committee Chairman each received an additional $500. The Trust also reimburses expenses incurred by each nonaffiliated Trustee in attending such meetings. Trustees who are affiliated receive no compensation from the Trust.

NOTE 6 -- SECURITIES TRANSACTIONS. For the year ended November 30, 2005, the cost of purchases and the proceeds from sales of the Funds' portfolio securities (excluding short-term investments) amounted to the following:

                                               PURCHASES                          SALES
                                    ------------------------------   ------------------------------
FUND                                U.S. GOVERNMENT       OTHER      U.S. GOVERNMENT       OTHER
----                                ---------------   ------------   ---------------   ------------
Growth Fund .....................       $    --       $ 31,303,064        $   --       $ 82,521,551
Mid-Cap Growth Fund .............            --         62,146,418            --         16,933,014
Multi-Cap Global Value Fund .....            --         12,044,441            --         11,349,039
International Fund ..............            --         64,504,521            --         82,530,251

The aggregate gross unrealized appreciation and depreciation, net unrealized appreciation and cost for all securities as computed on a federal income tax basis, at November 30, 2005 for each Fund is as follows:

                                        GROSS          GROSS            NET
FUND                                APPRECIATION   DEPRECIATION    APPRECIATION        COST
----                                ------------   ------------    ------------   -------------
Growth Fund .....................   $ 11,801,195   $ (1,537,506)   $ 10,263,689   $  65,694,417
Mid-Cap Growth Fund .............     14,471,423     (2,428,481)     12,042,942      88,517,607
Multi-Cap Global Value Fund .....      1,618,509       (438,943)      1,179,566      19,594,238
International Fund ..............     36,532,992     (2,269,829)     34,263,163     148,055,724

NOTE 7 -- CAPITAL SHARES TRANSACTIONS. The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each. Transactions in shares of the Funds are shown in the Statements of Changes in Net Assets.

NOTE 8 -- CAPITAL LOSS CARRYOVERS. At November 30, 2005, Mid-Cap Growth Fund had the following capital loss carryover:

FUND                                CAPITAL LOSS CARRYOVER   EXPIRATION DATE
----                                ----------------------   ---------------
Mid-Cap Growth Fund                        $ 397,468               2012
                                             689,081               2013

ATLANTIC WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

NOTE 9 -- POST OCTOBER LOSSES. Under current laws, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended November 30, 2005, the following Funds intend to elect to defer net realized capital losses or net realized currency losses incurred from November 1, 2005 through November 30, 2005:

FUND                                CAPITAL LOSSES   CURRENCY LOSSES
----                                --------------   ---------------
Growth Fund .....................      $ 115,039         $     --
Multi-Cap Global Value Fund .....             --            1,929
International Fund ..............             --            2,003

NOTE 10 -- LIQUIDATIONS (UNAUDITED). At a meeting held on January 26, 2005, the Board of Trustees of Atlantic Whitehall Balanced Fund and the Atlantic Whitehall Income Fund (individually, a "Closed Fund"), upon the recommendation of the Adviser, determined that it would be in the best interests of each Closed Fund and each Closed Fund's shareholders to liquidate and dissolve each Closed Fund. Accordingly, a Notice of a Special Meeting of Shareholders and Proxy Statement (with Proxy Card) regarding the proposed liquidations was mailed to shareholders on or around February 28, 2005. At the Special Meeting of Shareholders held on March 15, 2005, each Closed Fund's shareholders approved the Plan of Liquidation and Dissolution (the "Liquidation Plan"). Following the shareholder approval, each Closed Fund initiated the liquidation of its assets and distributed the net proceeds (after deduction for amounts estimated to be necessary to satisfy the debts and liabilities of the Closed Fund) to shareholders. The net proceeds were paid to shareholders pro rata in cash on March 30, 2005. The Adviser retained PFPC to assist with the proxy tabulation and presentation of the shareholder voting results. The shareholder voting results provided in this section are unaudited.

FUND                           VOTED FOR:   VOTED AGAINST:   ABSTAINED:
----                           ----------   --------------   ----------
Income Fund ...............     1,889,662            0              0
Balanced Fund .............       631,885        1,074         42,994

NOTE 11 - SUBSEQUENT EVENTS (UNAUDITED). The Trust filed a Post-Effective Amendment No. 29 to its Registration Statement for the purpose of adding a new series to the Trust, Atlantic Whitehall Equity Income Fund - Institutional Class. The new fund is expected to commence operations on or about December 1, 2005.

Effective December 1, 2005, the Adviser contractually agreed to extend the term of the existing contractual expense limitations through March 31, 2007 and implemented a contractual expense limitation on the International Fund to the extent necessary to maintain net expense at 1.50%.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Atlantic Whitehall Funds Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Atlantic Whitehall Growth Fund, Atlantic Whitehall Mid-Cap Growth Fund, Atlantic Whitehall Multi-Cap Global Value Fund and Atlantic Whitehall International Fund (collectively the "Funds") (four of the funds comprising the Atlantic Whitehall Funds Trust) as of November 30, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2005 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Atlantic Whitehall Growth Fund, Atlantic Whitehall Mid-Cap Growth Fund, Atlantic Whitehall Multi-Cap Global Value Fund, and Atlantic Whitehall International Fund at November 30, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

                               /s/ ERNST & YOUNG LLP

New York, New York
January 13, 2006

ATLANTIC WHITEHALL FUNDS TRUST
ADDITIONAL INFORMATION (UNAUDITED)

--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION. For the fiscal year ended November 30, 2005, the Fund designates long-term capital gains of:

FUND                                  AMOUNT
----                                  ------
Growth Fund ....................   $ 10,676,951
Multi-Cap Global Value Fund ....        381,690
International Fund .............     16,539,678

The percentage of the income dividends qualifying for the dividends received deduction available to corporations for the Multi-Cap Value Fund is 100.00%.

For the fiscal year ended November 30, 2005, certain dividends earned by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the income earned by the following funds, the corresponding percentages represent the amount of income which may qualify for the 15% dividend income tax rate:

FUND                                 PERCENTAGE
----                                 ----------
Growth Fund ......................    100.00%
Multi-Cap Global Value Fund ......     47.41%
International Fund ...............    100.00%

Complete information will be computed and reported in conjunction with your 2005 Form 1099-DIV.

FORM N-Q: The Trust files complete Portfolio of Investments for the Funds with the Securities and Exchange Commission (the "SEC") for the Trust's first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available on the SEC's website at www.sec.gov. and are available for review and copying at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

PROXY VOTING: Atlantic Whitehall Fund Trust's Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Trust's Statement of Additional Information, which is available (i) upon request, without charge, by calling 1-800-994-2533;
(ii) on Atlantic Whitehall Fund Trust's website at www.atlanticwhitehallfunds.com; and (iii) on the SEC's website at www.sec.gov.

Atlantic Whitehall Fund Trust's Proxy Voting Record for the most recent twelve-month period ended June 30 is available i) upon request, without charge, by calling 1-800-994-2533 and (ii) on the SEC's website at www.sec.gov.

RENEWAL OF INVESTMENT ADVISORY AGREEMENT AND SUBADVISORY AGREEMENTS: Section 15(c) of the 1940 Act requires that each fund's board of trustees, including a majority of trustees who are not "interested persons" of the fund, as defined in the Investment Company Act of 1940, as amended, annually review and approve the fund's investment advisory agreements.

At a meeting held on October 26, 2005, the Board of Trustees (the "Board") of the Atlantic Whitehall Funds Trust (the "Trust") considered the renewal of the Trust's investment advisory and subadvisory agreements (collectively, the
"Agreements"). In preparing for the meeting, the Board had requested and received information from Stein Roe Investment Counsel, Inc. (the "Adviser") and AIM Funds Management, Inc. ("AIM") and INVESCO Global Asset Management ("INVESCO" and together with AIM, the "Subadvisers") to assist them in this process, including comparative expense information for other investment companies with similar investment objectives to the Funds. The Board received information about the Adviser and Subadvisers, as well as information about distribution and administrative arrangements for the Trust. In considering the approval of the Agreements, the Board also took into account information previously provided to the Board, including reports on compliance and shareholder services. Prior to the meeting, the Chairman of the Board met with representatives from the Adviser to discuss the information that would be provided by the Adviser. The Independent Trustees met in executive session to review the information that had been provided at the meeting. Throughout this process, the Independent Trustees were advised by independent legal counsel. In reaching their decisions to approve the Agreements, the Independent Trustees, and the Board as a whole, considered the following factors and reached the conclusions described below.

The Board examined the nature, extent and quality of the services that the Adviser provides to the Trust. The Board received a description of the advisory and other services provided to the Trust by the Adviser. The Board evaluated the Adviser's experience in serving as manager of the Trust, noting that the Adviser serves a variety of other investment advisory clients, including other pooled investment vehicles and has experience overseeing and monitoring the Subadvisers. The Board considered the benefit to shareholders of investing in a fund complex that is part of a larger organization that provides wealth management for individuals and families and asset management services to foundations and endowments. The Board noted that shareholders of the Trust were often clients of Atlantic Trust (the parent company of the Adviser) and received financial, investment and estate planning advice from Atlantic Trust. The Board also considered the Adviser's experience in providing investment advisory services and the fact that the Adviser (and its affiliates) manages approximately $15.6 billion in assets as of September 30, 2005. The Board further considered the experience level and tenure of the Adviser's portfolio management team. The Board observed that the scope of services provided by the Adviser had expanded over

ATLANTIC WHITEHALL FUNDS TRUST
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------

time as a result of regulatory and other developments, including maintaining its own and the Trust's expanded compliance programs. Based upon this and other information, the Board determined that the Adviser has the experience, resources and personnel to perform its obligations under the investment advisory agreement.

The Board also examined the nature, extent and quality of the services that the Subadvisers provided to the Multi-Cap Global Value Fund and the International Fund. The Board received a description of the investment advisory services provided to each fund, which included the purchase and sale of securities and related trading operations. The Board considered the expertise of the portfolio managers and research staff, and each firm's investment style and process. The Board also considered the level of assistance and diligence provided by each Subadviser with respect to market support, compliance and other matters. Based on these considerations, the Board concluded that each of the funds benefited from the nature, extent and quality of these services as a result of the Subadvisers' experience, personnel, operations and resources.

The Board received reports prepared by the Adviser, which compared the advisory fees paid out by the Funds to fees paid by other funds with a similar investment objective, asset level and distribution channel (the "Competitive Universe"). The Board compared the fees charged by Atlantic Trust for private client services it provides as trustee to the fees charged to the Funds for investment advisory and administrative services. The Board also received and considered an analysis of the profitability of the relationship between the Adviser and Subadvisers and the Trust. The Board reviewed the profitability of each fund on a stand alone basis and the overall profitability of the Adviser and Subadvisers. In addition, the Board received information with respect to the Adviser's and Subadvisers' allocation methodologies used in preparing the profitability data. The Board determined that the Adviser's and Subadvisers' profitability was not excessive given the nature, extent and quality of the services provided to the Trust.

The Board considered whether there would be a potential for the realization of economies of scale and concluded that any potential economies of scale are being shared between shareholders and the Adviser in an appropriate manner. The Board considered the relative advantages and disadvantages of an advisory fee with breakpoints versus a flat advisory fee accompanied by advisory fee waivers and/or expense reimbursements and concluded that the fee arrangements for the Trust were appropriate given the expected size and structure of the funds. In addition, the Board also considered the following factors for each fund:

Growth Fund: The Board reviewed and considered performance information of the Fund compared to the Competitive Universe over the one-, three- and five-year period ended July 31, 2005. The Board noted that the Fund had underperformed over the one- and three-year period. The Board also received updated year-to-date performance information as of October 21, 2005 that showed that the Fund had outperformed the S&P 500 Index, its benchmark, over the same period. The Board was cognizant of the fact that growth funds had underperformed the market in general over the past few years and expected the Fund to benefit once the asset class returned to favor. Based on these considerations, the Board concluded that the Fund appeared to be positioned for better future performance, and that the Board would continue to carefully monitor the performance of the Fund over the coming year.

The Board reviewed comparative fee information for the Fund and funds within the Competitive Universe. The Board considered that, although the Fund's net advisory fee and net total operating expenses were slightly above the median, they were within the range of the median of the Competitive Universe. The Board noted that the Adviser had contractually agreed to waive and/or reimburse its advisory fee to maintain the Fund's expenses at a competitive level and had waived fees for the past three years. Based on these considerations, the Board concluded that the advisory fee was reasonable.

Mid-Cap Growth Fund: The Board reviewed and considered performance information of the Fund compared to its Competitive Universe over the one-year period ended July 31, 2005. The Board considered that this Fund was launched the previous year and determined that the Fund's one-year performance was of limited value when evaluating the Fund's performance. The Board received and considered performance information for a composite managed by the Adviser utilizing the same investment strategy and personnel as the Fund. The Board noted that the composite's long-term performance appeared to be favorable. Based on these considerations, the Board concluded that it would continue to carefully monitor the performance of the Fund over the coming year.

The Board reviewed comparative fee information for the Fund and funds within the Competitive Universe. The Board noted that while the net advisory fee was slightly above the median, the Fund's net total operating expenses were within the range of the median of the Competitive Universe. The Board considered that as the Fund's assets grew the Fund's net total operating expenses would trend lower. The Board also noted that the Adviser had contractually agreed to waive and/or reimburse its advisory fee to limit the Fund's expenses. Based on these considerations, the Board concluded that the advisory fee was reasonable.

Multi-Cap Global Value Fund: The Board reviewed and considered performance information of the Fund compared to its Competitive Universe over the one-year period ended July 31, 2005. The Board considered that this Fund was launched the previous year and determined that the Fund's one-year performance was of limited value when evaluating the Fund's performance. As a result, the Board received and considered performance information of other mutual funds managed by AIM with similar investment objectives and style as that of the Fund. The Board noted that the historical performance of the other mutual funds managed by AIM compared favorably in relation to the Competitive Universe. Based on these considerations, the Board concluded that it would continue to carefully monitor the performance of the Fund over the coming year.

The Board reviewed comparative fee information for the Fund and funds within the Competitive Universe. The Board noted that the

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ATLANTIC WHITEHALL FUNDS TRUST
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------

Fund's net advisory fee was below the median and that its net total operating expenses were within the range of the median of the Competitive Universe. The Board considered that the Fund pays a fee to the Adviser and that in turn, the Adviser rather than the Fund pays a fee to AIM. The Board also noted that the Adviser had contractually agreed to waive and/or reimburse its advisory fee to limit the Fund's expenses. Based on these considerations, the Board concluded that the advisory fee was reasonable.

International Fund: The Board reviewed and considered performance information of the Fund compared to its Competitive Universe over the one-year period ended July 31, 2005. The Board noted that the Fund had underperformed over the one-year period. The Board considered INVESCO's explanation that the Fund's recent underperformance was attributable to the market favoring deep discount value stocks in which the Fund does not normally invest. The Board also received and considered performance information of a composite managed by INVESCO utilizing the same investment strategy and personnel as the Fund. The Board noted that for the three- and five-year period the composite ranked among the top third of the Competitive Universe. The Board also considered that the Fund pays a fee to the Adviser and that in turn, the Adviser rather than the Fund pays a fee to INVESCO. Based on these considerations, the Board concluded that the Fund's performance was likely to improve once the Fund's investment strategy returned to favor and that it would monitor the Fund's performance over the coming year.

The Board reviewed comparative fee information for the Fund and funds within the Competitive Universe. The Board noted that the Fund's advisory fee and net total operating expenses were moderately above the median of the Competitive Universe and requested that the Adviser consider an expense cap of 1.50%. The Adviser agreed to contractually waive and/or reimburse its advisory fee to the extent necessary to maintain net total operating expenses at no more than 1.50% until March 31, 2007. The Board noted that the expense limitation would bring the Fund's net total operating expenses closer to the median. Based on these considerations, the Board concluded that the advisory fee was reasonable.

INITIAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT: At the October 26, 2005, the Board considered the initial approval of the investment advisory agreement between the Trust, on behalf of the Equity Income Fund, and the Adviser. In addition to the factors discussed above, the Board considered the following factors and reached the conclusions described below.

Equity Income Fund: The Board considered the fact that the Fund was new and did not have a performance record. As a result, the Board reviewed the performance record of a related composite managed by certain employees of the Adviser and its affiliate, Atlantic Trust Company, utilizing the same strategy and personnel to be utilized by the Fund. In evaluating the Fund's investment advisory fee, the Board considered information provided by the Adviser on fees that it charges other mutual funds. The Board also considered comparative data on fees charged by comparable funds. The Trustees also considered that the Adviser contractually agreed to waive its advisory fee and/or reimburse Fund expenses to the extent necessary to maintain the total net expense ratio of the Fund at no more than 1.10%. Based upon this and other information, the Board determined that the fee and expense ratios proposed for the Fund were reasonable given the quality of services expected to be provided and were comparable to the fee and expense ratios of other funds with similar investment objectives.

The Board noted that because the Fund was new there was no historical profitability with regard to its arrangements with the Adviser. The Board considered that any projection of profitability would be uncertain, given that such a projection would depend on many assumptions which are, by their nature, speculative. Accordingly, the Board did not consider the Adviser's anticipated profitability in determining whether to approve the Investment Advisory Agreement.

DISCLOSURE OF FUND EXPENSES: We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. This table illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return for the past six month period, the "Expense Ratio" column shows the period's annualized expense ratio, and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled "Expenses Paid During Period."

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ATLANTIC WHITEHALL FUNDS TRUST
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher.

                                      BEGINNING        ENDING
                                       ACCOUNT         ACCOUNT                          EXPENSES
                                        VALUE           VALUE          EXPENSE        PAID DURING
                                       06/01/05        11/30/05        RATIO(1)        PERIOD(2)
                                      ---------       ---------       ---------       -----------
GROWTH FUND
   ACTUAL FUND RETURN
      Distributor Class .......       $   1,000       $1,052.80         1.35%          $    6.91
      Institutional Class .....           1,000        1,053.90         1.10%               5.63

   HYPOTHETICAL 5% RETURN
      Distributor Class .......       $   1,000       $1,018,30         1.35%          $    6.79
      Institutional Class .....           1,000        1,019.55         1.10%               5.54

MID-CAP GROWTH FUND
   ACTUAL FUND RETURN
      Institutional Class .....       $   1,000       $1,052.80         1.19%          $    6.09

   HYPOTHETICAL 5% RETURN
      Institutional Class .....       $   1,000       $ 1019.10         1.19%          $    5.99

MULTI-CAP GLOBAL VALUE FUND
   ACTUAL FUND RETURN
      Institutional Class .....       $   1,000       $1,059.20         1.30%          $    6.67

   HYPOTHETICAL 5% RETURN
      Institutional Class .....       $   1,000       $1,018.55         1.30%          $    6.54

INTERNATIONAL FUND
   ACTUAL FUND RETURN
      Institutional Class .....       $   1,000       $1,094.60         1.51%          $    7.89

   HYPOTHETICAL 5% RETURN
      Institutional Class .....       $   1,000       $1,017.50         1.51%          $    7.60

(1)   Annualized, based on the Fund's most recent fiscal half-year expenses.

(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

ATLANTIC WHITEHALL FUNDS TRUST
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------

TRUSTEES AND EXECUTIVE OFFICERS

Information pertaining to the Trustees and executive officers* of Atlantic Whitehall Funds Trust is set forth below. The statement of additional information (SAI) includes additional information about the Funds'Trustees and is available without charge, upon request, by calling (800) 994-2533.

                                                                                         NUMBER OF
                                                                                       PORTFOLIOS IN
                                            TERM OF OFFICE                             FUND COMPLEX
NAME, ADDRESS             POSITION(S)       AND LENGTH OF    PRINCIPAL OCCUPATION(S)     OVERSEEN         OTHER DIRECTORSHIPS
AND AGE                 HELD WITH TRUST     TIME SERVED(1)    DURING PAST FIVE YEARS    BY TRUSTEE         HELD BY TRUSTEE(2)
--------------------   -----------------   ---------------   -----------------------   -------------   --------------------------
INDEPENDENT TRUSTEES

Pierre de St. Phalle      Trustee and       Trustee since    Independent Investor          Five        Independent Director,
50 Rockefeller Plaza    Chairman of the    September 2000;   and Consultant, since                     Aetos Capital Alternative
15th Floor             Board of Trustees    Chairman since   November 2003.                            Investment Fund (4 funds):
New York, NY 10020                           January 2004    Formerly, Managing                        Director, Westcon Group
(57)                                                         Director and Chief
                                                             Legal Officer,
                                                             iForemation Group and
                                                             successor company, from
                                                             November 2000 to
                                                             November 2003; and
                                                             Partner, Davis Polk &
                                                             Wardwell from January
                                                             1983 to October 2000.

John R. Preston             Trustee             Since        Vice President of             Five        Independent director of
50 Rockefeller Plaza                        February 2003    Finance &                                 Cinram International, Inc.
15th Floor                                                   Administration for                        (a company listed on the
New York, NY 10020                                           Southern Wine &                           Toronto Stock Exchange).
(59)                                                         Spirits, since January
                                                             2004; Formerly, Chief
                                                             Financial Officer and
                                                             Executive Vice President
                                                             of Ripplewood Holdings
                                                             LLC (Private Equity)
                                                             (2003-2004); Senior
                                                             Vice President of
                                                             Vivendi Universal (2001
                                                             - 2002); Senior Vice
                                                             President, Treasury and
                                                             Strategic Planning from
                                                             1997 to 2000 of The
                                                             Seagram Company Ltd,
                                                             where he worked from
                                                             1981 - 2001.

Susan V. Machtiger          Trustee        Since June 2001   Independent Marketing         Five                 None
50 Rockefeller Plaza                                         Consultant from October
New York, NY 10020                                           1999 to present;
15th Floor                                                   formerly, Senior
(48)                                                         Partner and Worldwide
                                                             Strategic Planning
                                                             Director of J. Walter
                                                             Thompson, a full service,
                                                             global advertising and
                                                             communications agency,
                                                             from July 1995 to
                                                             September 1999.

Tracy L. Nixon              Trustee        Since June 2001   President and Chief           Five                 None
50 Rockefeller Plaza                                         Executive Officer of
15th Floor                                                   King Cross Corporation,
New York, NY 10020                                           a small business
(43)                                                         consultancy, from May
                                                             2000 to present and
                                                             Former Vice President
                                                             of Goldman Sachs & Co.,
                                                             from July 1989 to May
                                                             2000.

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ATLANTIC WHITEHALL FUNDS TRUST
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------

                                                                                         NUMBER OF
                                                                                       PORTFOLIOS IN
                                            TERM OF OFFICE                             FUND COMPLEX
NAME, ADDRESS             POSITION(S)       AND LENGTH OF    PRINCIPAL OCCUPATION(S)     OVERSEEN         OTHER DIRECTORSHIPS
AND AGE                 HELD WITH TRUST     TIME SERVED(1)    DURING PAST FIVE YEARS    BY TRUSTEE         HELD BY TRUSTEE(2)
--------------------   -----------------   ---------------   -----------------------   -------------   --------------------------
INTERESTED TRUSTEE

William E. Rankin(3)        Trustee         Trustee, since   Chairman of the               Five                   N/A
50 Rockefeller Plaza     and President      January 2005:    Management Committee of
15th Floor                                  and President    Atlantic Trust Group
New York, NY 10020                         since July 2004   since March 2004 and
(53)                                                         Chief Executive Officer
                                                             of Stein Roe Investment
                                                             Counsel, Inc. (SRIC)
                                                             since January 2001;
                                                             formerly, Head of
                                                             Wealth Management of
                                                             Stein Roe and Farnham,
                                                             predecessor to SRIC,
                                                             from May 1999 -- December
                                                             2000: and Senior Vice
                                                             President and managing
                                                             Director from November
                                                             1994 to April 1999.
                                                             Wealth Management
                                                             from 1987 to 2002.

EXECUTIVE OFFICERS

Robert Saccone                Vice              Since        Senior Vice President         N/A                    N/A
50 Rockefeller Plaza        President       February 2003    of Product Development
15th Floor                                                   and Product Management
New York, NY 10020                                           of Atlantic Trust
(46)                                                         investment offerings
                                                             since 2003. Formerly,
                                                             Managing Director of
                                                             Whitehall Asset
                                                             Management from
                                                             1995-2003.

John Bini                  Treasurer            Since        Director of Finance at        N/A                    N/A
50 Rockefeller Plaza       and Chief        February 2003    Atlantic Trust since
of the Americas        Financial Officer                     October 2002; Formerly,
15th Floor                                                   Director of Finance of
New York, NY 10020                                           the Finance Group at
(40)                                                         Zurich Scudder
                                                             Investments, Inc./
                                                             Deutsche Asset
                                                             Management.

Paul Elmlinger             Secretary            Since        General Counsel of            N/A                    N/A
50 Rockefeller Plaza                        February 2003    Atlantic Trust since
15th Floor                                                   May 2002; Formerly,
New York, NY 10020                                           Managing Director of
(47)                                                         Zurich Scudder
                                                             Investments, Inc.,
                                                             where he worked from
                                                             1988 to 2002.

Gabrielle Bailey             Chief              Since        Counsel of Atlantic           N/A                    N/A
50 Rockefeller Plaza     Legal Officer        July 2004      Trust since March 2003;
15th Floor                                                   Formerly Associate with
New York, NY 10020                                           Alston & Bird LLP from
(33)                                                         August 2000 to March
                                                             2003 and Associate with
                                                             King & Spalding LLP
                                                             from September 1999 to
                                                             August 2000.

* The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.
1 Each Trustee holds office during the lifetime of the Trust or until he/she resigns or is removed from office in the manner provided by law or until his/her successor is duly chosen and qualified. The Trustees adopted a retirement policy providing for mandatory retirement as a Trustee of the Trust and from any and all committees on which he/she serves upon reaching the age of seventy-two years of age. The President, Treasurer and Secretary each hold office until their successors are chosen and qualified.
2 Includes all directorships of publicly held companies and all trusteeships. If the individual serves as a trustee/director for an investment company, the number of portfolios is indicated if there are more than two.
3     Effective December 30, 2005, William Rankin resigned as Trustee and
      President.

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                       THIS PAGE LEFT INTENTIONALLY BLANK

--------------------------------------------------------------------------------
      ATLANTIC WHITEHALL FUNDS TRUST

      An investment in shares of the Trust is neither insured nor guaranteed by the FDIC or the U.S. Government. Shares of the Trust are not deposits or obligations of, or guaranteed or endorsed by, Atlantic Trust Group, Inc. its subsidiaries or affiliates, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency, and may involve investment risk, including the possible loss of principal.

      The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The views contained herein are subject to change at any time based on market and other conditions.

      PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
--------------------------------------------------------------------------------

ATLANTIC WHITEHALL
FUNDS TRUST

BOARD OF TRUSTEES

Pierre de St. Phalle, Chairman*

Susan V. Machtiger, Trustee*

Tracy L. Nixon, Trustee*

John R. Preston, Trustee*

William E. Rankin(1), Trustee

--------------------------------

OFFICERS

William E. Rankin(1), President & Chief
                      Executive Officer

Robert B. Saccone, Vice President

John Bini, Treasurer & Chief Financial Officer

Paul Elmlinger, Secretary

Gabrielle Bailey, Assistant Secretary, Chief Legal Officer

*     Non Affiliated Trustee

1 Effective December 30, 2005, William Rankin resigned as Trustee, President and Chief Executive Officer.

INVESTMENT ADVISOR

Stein Roe Investment Counsel, Inc.
1330 Avenue of the Americas
30th Floor
New York, NY 10019

ADMINISTRATOR

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

DISTRIBUTOR

PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN

State Street Bank and Trust Company
150 Newport Avenue
North Quincy, MA 02171

COUNSEL

Dechert LLP
1775 I Street, NW
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM

Ernst & Young LLP
5 Times Square
New York, NY 10036

                            ATLANTIC WHITEHALL FUNDS

           50 Rockefeller Plaza, 15th Floor o New York, NY 10020-1605
                  800 994 2533 o www.atlanticwhitehallfunds.com




ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that John Preston is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent" as defined by this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $81,000 for 2005 and $102,000 for 2004.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
         (a) of this Item are $0 for 2005 and $0 for 2004.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $22,750 for 2005 and $12,500 for 2004.

         The nature of the services comprising these fees was a review of the tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2005 and $0 for 2004.

      (e)(1)  Disclose   the  audit   committee's   pre-approval   policies  and
              procedures   described  in  paragraph   (c)(7)  of  Rule  2-01  of
              Regulation S-X.

              Pursuant to the registrants' Audit Committee Charter ("Charter"), the Audit Committee is responsible for approving in advance the firm to be employed as the registrant's independent auditor ("Auditor"). In addition, the Charter provides that the Audit Committee is responsible for approving, prior to appointment, the engagement of the Auditor to provide non-audit services to the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides services to the registrant, provided those non-audit services relate directly to the operations and financial reporting of the registrant. In determining whether to pre-approve non-audit services, the Audit Committee considers whether such services are consistent with the independent auditor's independence.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $491,130 for 2005 and $162,043 for 2004.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is incorporated by reference to the registrant's Form N-CSR as filed with the SEC on February 3, 2005.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) ATLANTIC WHITEHALL FUNDS TRUST

By (Signature and Title)*  /S/ JEFFREY S. THOMAS
                         -------------------------------------------------------
                          Jeffrey S. Thomas, Chief Executive Officer
                          (principal executive officer)

Date              FEBRUARY 1, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JEFFREY S. THOMAS
                         -------------------------------------------------------
                          Jeffrey S. Thomas, Chief Executive Officer
                          (principal executive officer)

Date              FEBRUARY 1, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ JOHN BINI
                         -------------------------------------------------------
                          John Bini, Chief Financial Officer
                          (principal financial officer)

Date              FEBRUARY 1, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.